As filed with the Securities and Exchange Commission on April 30, 2002

                                                              File No. 333-78761
                                                                        811-8914
     ===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-4



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|
  Pre-Effective Amendment No.                                               | |
  Post-Effective Amendment No. 6                                            |X|


                                     and/or



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
  Amendment No. 6                                                            |X|


                        (Check appropriate box or boxes.)

                             ----------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------

                                Richard J. Wirth
                         PHL Variable Insurance Company

                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------


         It is proposed that this filing will become effective (check appropriate space):



         [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485 |X| On May 1, 2002 pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ] On ________ pursuant to paragraph (a)(1) of Rule 485



         If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             ----------------------

================================================================================

                                     PART A

                            RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2002


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Aberdeen New Asia Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
[diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series (1) [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Janus Growth Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series

[diamond] Phoenix-Van Kampen Focus Equity Series (formerly, Phoenix-Morgan
          Stanley Focus Equity Series)


AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond] AIM V.I. Capital Appreciation Fund

[diamond] AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund)


THE ALGER AMERICAN FUND
-----------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities (1)

[diamond] Templeton Foreign Securities Fund (formerly, Templeton International
          Securities Fund)
[diamond] Templeton Global Asset Allocation Fund (formerly, Templeton Asset
          Strategy Fund) (1)

[diamond] Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------

[diamond] Scudder VIT EAFE(R) Equity Index Fund (formerly, Deutsche VIT EAFE(R)
          Equity Index Fund)
[diamond] Scudder VIT Equity 500 Index Fund (formerly, Deutsche VIT Equity 500
          Index Fund)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty

[diamond] Wanger U.S. Smaller Companies (formerly, Wanger U.S. Small Cap)


    (1) Not available for new investors

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2002, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed on Page 1.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:    [envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                         PO Box 8027
                                                         Boston, MA 02266-8027
                                             [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS


Heading                                                    Page
-----------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................    8
PERFORMANCE HISTORY.......................................    8
THE VARIABLE ACCUMULATION ANNUITY.........................    8
PHL VARIABLE AND THE ACCOUNT .............................    8
INVESTMENTS OF THE ACCOUNT................................    9
GIA.......................................................   12
MVA.......................................................   12
PURCHASE OF CONTRACTS.....................................   12
DEDUCTIONS AND CHARGES....................................   13
   Daily Deductions from the Separate Account.............   13
     Premium Tax..........................................   13
     Mortality and Expense Risk Fee.......................   13
     Administrative Fee...................................   13
     Administrative Charge................................   13
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   14
   Market Value Adjustment................................   14
   Other Charges..........................................   14
THE ACCUMULATION PERIOD...................................   14
   Accumulation Units.....................................   14
   Accumulation Unit Values...............................   14
   Transfers .............................................   14
   Optional Programs & Benefits...........................   15
       Dollar Cost Averaging Program......................   15
       Asset Rebalancing Program..........................   15
       Guaranteed Minimum Income Benefit Rider
        ("GMIB")..........................................   16
   Surrender of Contract; Partial Withdrawals.............   17
   Lapse of Contract......................................   18
   Payment Upon Death Before Maturity Date ...............   18
       Payment Amount.....................................   18
THE ANNUITY PERIOD........................................   18
   Variable Accumulation Annuity Contracts................   18
   Annuity Payment Options ...............................   19
     Other Options and Rates..............................   20
     Other Conditions.....................................   20
   Payment Upon Death After Maturity Date.................   21
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   21
   Valuation Date.........................................   21
   Valuation Period.......................................   21
   Accumulation Unit Value................................   21
   Net Investment Factor..................................   21
MISCELLANEOUS PROVISIONS..................................   21
   Assignment.............................................   21
   Deferment of Payment ..................................   22
   Free Look Period.......................................   22
   Amendments to Contracts................................   22
   Substitution of Fund Shares............................   22
   Ownership of the Contract..............................   22
FEDERAL INCOME TAXES......................................   22
   Introduction...........................................   22
   Income Tax Status......................................   23
   Taxation of Annuities in General--Non-Qualified Plans..   23
     Surrenders or Withdrawals Prior to the Contract
        Maturity Date.....................................   23
     Surrenders or Withdrawals On or After the Contract
        Maturity Date.....................................   23
     Penalty Tax on Certain Surrenders and Withdrawals....   23
   Additional Considerations..............................   24
   Diversification Standards .............................   25
   Qualified Plans........................................   25
     Tax Sheltered Annuities ("TSAs") ....................   26
     Keogh Plans..........................................   27
     Individual Retirement Accounts.......................   27
     Corporate Pension and Profit-Sharing Plans...........   27
     Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations..........................   28
     Penalty Tax on Certain Surrenders and Withdrawals
        from Qualified Plans..............................   28
     Seek Tax Advice......................................   28
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   28
STATE REGULATION..........................................   29
REPORTS...................................................   29
VOTING RIGHTS.............................................   29
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   29
LEGAL MATTERS.............................................   29
SAI.......................................................   30
APPENDIX A--FINANCIAL HIGHLIGHTS...........................  A-1
APPENDIX B--DEDUCTIONS FOR PREMIUM TAXES...................  B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS......................  C-1

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                    ALL SUBACCOUNTS
                                                                                       ---------------

Sales Charges Imposed on Purchases..................................................         None

Deferred Surrender Charges..........................................................         None

Subaccount Transfer Charge..........................................................         None



ANNUAL ADMINISTRATIVE CHARGE

    Maximum.........................................................................          $35



GUARANTEED MINIMUM INCOME BENEFIT FEE(1) (as a percentage of the
   guaranteed annuitization value)..................................................          .40%




SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

    Mortality and Expense Risk Fee..................................................        1.275%
    Daily Administrative Fee........................................................         .125%
                                                                                            ------
    Total Separate Account Annual Expenses..........................................         1.40%






----------------------------
(1) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted if the rider is elected.


ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                         OTHER
                                                                           OPERATING    TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT   RULE      EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT   12B-1      BEFORE         BEFORE          AFTER           AFTER
                      SERIES                           FEE       FEES    REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (5)                     0.75%      N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (4)                          1.00%      N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (2, 7)                      0.85%      N/A        6.28%           7.13%          0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (2, 7)       0.85%      N/A        7.08%           7.93%          0.20%           1.05%
Phoenix-Deutsche Dow 30 (2, 6)                         0.35%      N/A        0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 6)            0.35%      N/A        2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (4, 6)    0.75%      N/A        0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (2, 6)                 0.63%      N/A        0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (4, 6)         0.90%      N/A        1.23%           2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (3, 8)          0.60%      N/A        0.86%           1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (2, 6)                    0.40%      N/A        0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 6)       0.50%      N/A        0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (2, 6)                  0.70%      N/A        0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 6)     0.45%      N/A        0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (2, 6)                   0.80%      N/A        0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth (2, 6)                            0.85%      N/A        0.34%           1.19%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (2, 6, 7)           0.75%      N/A        6.13%           6.88%          0.20%           0.95%
Phoenix-MFS Investors Trust (2, 6, 7)                  0.75%      N/A        6.59%           7.34%          0.20%           0.95%
Phoenix-MFS Value (2, 6, 7)                            0.75%      N/A        5.68%           6.43%          0.20%           0.95%
Phoenix-Oakhurst Growth & Income (2, 6)                0.70%      N/A        0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2, 6)           0.58%      N/A        0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (2)             0.90%      N/A        1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 6)         1.05%      N/A        0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 6)       1.05%      N/A        1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (4, 6)                   0.80%      N/A        0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (4, 6)                  0.75%      N/A        0.21%           0.96%          0.21%           0.96%
Phoenix-Van Kampen Focus Equity (2, 6)                 0.85%      N/A        2.33%           3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .30% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.
(8) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.

Note: each or all of the expense caps noted above may be altered or eliminated at any time without notice.


ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER            TOTAL           OTHER          TOTAL
                                                 INVESTMENT   RULE      OPERATING       ANNUAL FUND      OPERATING      ANNUAL FUND
                                                 MANAGEMENT   12B-1   EXPENSES BEFORE EXPENSES BEFORE  EXPENSES AFTER EXPENSES AFTER
               SERIES                               FEE      FEES (5)  REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%     N/A         0.24%           0.85%            0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%     N/A         0.25%           0.85%            0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%     N/A         0.07%           0.92%            0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%     N/A         0.14%           0.74%            0.14%          0.74%
Federated High Income Bond Fund II                   0.60%     N/A         0.16%           0.76%            0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%            0.10%          0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%            0.11%          0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%            0.10%          0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%            0.19%          1.04%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.32%           1.82%            0.32%          1.82%
Templeton Foreign Securities Fund (8)                0.69%     0.25%       0.22%           1.16%            0.22%          1.15%
Templeton Global Asset Allocation Fund               0.61%     0.25%       0.20%           1.06%            0.20%          1.06%
Templeton Growth Securities Fund (10)                0.80%     0.25%       0.05%           1.10%            0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%     N/A         0.36%           0.81%            0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%     N/A         0.11%           0.31%            0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%     N/A         0.51%           1.31%            0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%     N/A         0.45%           1.45%            0.45%          1.45%
Wanger International Small Cap (3)                   1.20%     N/A         0.23%           1.43%            0.23%          1.43%
Wanger Twenty (1)                                    0.95%     N/A         0.38%           1.33%            0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%     N/A         0.04%           0.99%            0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) This fund pays a portion or all of its expenses other than the management fee up to 0.40%.
(2) This fund pays a portion or all of its expenses other than the management fee up to 0.45%.
(3) This fund pays a portion or all of its expenses other than the management fee up to 0.60%.
(4) This fund pays a portion or all of its expenses other than the management fee up to 1.00%.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10) The fund administration fee is paid indirectly through the management fee.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following table is meant to help demonstrate how certain decisions or choices you make could result in different levels of expense.

EXAMPLES: You would pay the following expenses on a $1,000 investment. We have assumed a constant 5% annual return on the invested assets for all of the series.

---------------------------------------------------------------------------------------------------------------------
                                                                    1 Year      3 Years     5 Years      10 Years
---------------------------------------------------------------------------------------------------------------------

  Phoenix-Aberdeen International Series.........................     $ 29        $ 88       $ 150         $ 317
  Phoenix-Aberdeen New Asia Series..............................       43         129         216           440
  Phoenix-AIM Mid-Cap Equity Series(1)..........................       88         253         N/A           N/A
  Phoenix-Alliance/Bernstein Growth + Value Series(1)...........       95         272         N/A           N/A
  Phoenix-Deutsche Dow 30 Series................................       30          91         155           327
  Phoenix-Deutsche Nasdaq-100 Index(R) Series...................       42         127         213           435
  Phoenix-Duff & Phelps Real Estate Securities Series...........       30          92         157           331
  Phoenix-Engemann Capital Growth Series........................       26          79         135           288
  Phoenix-Engemann Small & Mid-Cap Growth Series................       40         121         203           417
  Phoenix-Federated U.S. Government Bond Series.................       33         101         172           358
  Phoenix-Goodwin Money Market Series...........................       25          76         130           277
  Phoenix-Goodwin Multi-Sector Fixed Income Series..............       26          79         135           287
  Phoenix-Hollister Value Equity Series.........................       29          88         149           316
  Phoenix-J.P. Morgan Research Enhanced Index Series............       26          79         134           286
  Phoenix-Janus Flexible Income Series..........................       34         103         174           363
  Phoenix-Janus Growth Series...................................       30          93         159           334
  Phoenix-MFS Investors Growth Stock Series(1)..................       85         247         N/A           N/A
  Phoenix-MFS Investors Trust Series(1).........................       90         258         N/A           N/A
  Phoenix-MFS Value Series(1)...................................       81         236         N/A           N/A
  Phoenix-Oakhurst Growth and Income Series.....................       28          86         146           309
  Phoenix-Oakhurst Strategic Allocation Series..................       26          79         135           287
  Phoenix-Sanford Bernstein Global Value Series.................       46         140         234           472
  Phoenix-Sanford Bernstein Mid-Cap Value Series................       34         104         175           366
  Phoenix-Sanford Bernstein Small-Cap Value Series..............       42         126         212           434
  Phoenix-Seneca Mid-Cap Growth Series..........................       30          91         154           325
  Phoenix-Seneca Strategic Theme Series.........................       28          86         147           312
  Phoenix-Van Kampen Focus Equity Series........................       50         150         250           501
  AIM V.I. Capital Appreciation Fund............................       27          83         142           301
  AIM V.I. Premier Equity Fund..................................       27          83         142           301
  Alger American Leveraged AllCap Portfolio.....................       28          85         145           308
  Federated Fund for U.S. Government Securities II..............       26          80         136           290
  Federated High Income Bond Fund II............................       26          81         137           292
  VIP Contrafund(R) Portfolio...................................       26          81         138           294
  VIP Growth Opportunities Portfolio............................       27          81         139           295
  VIP Growth Portfolio..........................................       26          81         138           294
  Mutual Shares Securities Fund.................................       29          89         151           319
  Templeton Developing Markets Securities Fund..................       37         112         189           391
  Templeton Foreign Securities Fund.............................       30          92         157           331
  Templeton Global Asset Allocation Fund........................       29          89         152           321
  Templeton Growth Securities Fund..............................       30          91         154           325
  Scudder VIT EAFE(R) Equity Index Fund(1)......................       27          82         140           297
  Scudder VIT Equity 500 Index Fund.............................       22          67         115           247
  Technology Portfolio..........................................       32          97         164           345
  Wanger Foreign Forty..........................................       33         101         171           358
  Wanger International Small Cap................................       33         100         170           356
  Wanger Twenty.................................................       32          97         165           347
  Wanger U.S. Smaller Companies.................................       28          87         149           315

---------------------------------------------------------------------------------------------------------------------

  (1) Inclusion of this subaccount began on October 29, 2001.


    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. It is based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2001, but does not include the effect of any investment fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the contract, Account and the funds. See "Deductions and Charges" in this prospectus and in the fund prospectuses.


    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For a detailed discussion of the GIA, please see the section titled, "GIA."

    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS

[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION

   Generally, the Minimum Initial Payment is $20,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Payments are invested in one or more of the subaccounts, the GIA and/or the MVA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections titled "GIA" and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).


WITHDRAWALS

[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT

    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."

DEDUCTIONS AND CHARGES

FROM THE ACCOUNT

[diamond] Mortality and expense risk fee--1.275% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS

[diamond] Premium Taxes--taken from the contract value upon annuitization.
          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."
[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE

    If on any valuation date the total contract value equals zero, or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less then 10 years. These tables are highlights only. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171. Please see Appendix A.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees and mortality and expense risk charges deducted from redemptions after 1 and 5 years. See the SAI for more details.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see the section titled, "GIA."

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.


    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.


    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.


    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) before fund expenses.


    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.


    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The series seeks to maximize total return. As of February 16, 2001, this series is closed to new investors. Existing investors may continue to allocate payments to this series or any other series offered.


    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.


    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return.


    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.


    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation.


    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.


    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital appreciation.


    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.


    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital.

    PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation.


AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:


    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital.

    AIM V.I. PREMIER EQUITY FUND: The investment objective is to achieve long-term growth of capital with income as a secondary investment objective.


THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.


FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON FOREIGN SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GLOBAL ASSET ALLOCATION FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.


SCUDDER VIT FUNDS
    The following subaccounts invest in a corresponding fund of Scudder VIT
Funds:

    SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index.

    SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc.:


    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.


WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.


    WANGER U.S. SMALLER COMPANIES: The investment objective of the series is to seek long-term capital growth.


    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.


    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority; (2) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities;
(3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any Portfolios are being managed; (5) a difference in voting instructions given by variable life insurance policyowners, life owners, variable annuity contract owners, annuity owners or any future owners; or (6) a decision by Phoenix to disregard the voting instructions of contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS

    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------

Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series
Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Roger Engemann & Associates, Inc. ("Engemann")

o    Phoenix-Engemann Capital Growth Series
o    Phoenix-Engemann Small & Mid-Cap Growth Series

Seneca Capital Management, LLC ("Seneca")

o    Phoenix-Seneca Mid-Cap Growth Series
o    Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-Federated U.S. Government Bond Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series
Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series
Phoenix-Van Kampen Focus Equity Series

------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.

o    Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o    Phoenix-Alliance/Bernstein Growth + Value Series
o    Phoenix-Sanford Bernstein Global Value Series
o    Phoenix-Sanford Bernstein Mid-Cap Value Series
o    Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o    Phoenix-Deutsche Dow 30 Series
o    Phoenix-Deutsche Nasdaq-100 Index(R) Series
Federated Investment Management Company
o    Phoenix-Federated U.S. Government Bond Series
J.P. Morgan Investment Management, Inc.
o    Phoenix-J.P. Morgan Research Enhanced Index Series
Janus Capital Corporation
o    Phoenix-Janus Flexible Income Series
o    Phoenix-Janus Growth Series
MFS Investment Management
o    Phoenix-MFS Investors Growth Stock Series
o    Phoenix-MFS Investors Trust Series
o    Phoenix-MFS Value Series
Morgan Stanley Asset Management
o    Phoenix-Van Kampen Focus Equity Series

------------------------------------------------------------------

------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------

Phoenix-Aberdeen New Asia Series

------------------------------------------------------------------

-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC

Aberdeen Fund Managers, Inc.
o   Phoenix-Aberdeen New Asia Series

-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund

o   AIM V.I. Premier Equity Fund

------------------------------------------------------------------

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management

o    Scudder VIT EAFE(R) Equity Index Fund
o    Scudder VIT Equity 500 Index Fund

Federated Investment Management Company
o    Federated Fund for U.S. Government Securities II
o    Federated High Income Bond Fund II
Fidelity Management and Research Company
o    VIP Contrafund(R) Portfolio
o    VIP Growth Opportunities Portfolio
o    VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o    Mutual Shares Securities Fund
Morgan Stanley Asset Management
o    Technology Portfolio
Templeton Asset Management, Ltd.
o    Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o    Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.

o    Templeton Foreign Securities Fund
o    Templeton Global Asset Allocation Fund

Wanger Asset Management, L.P.
o    Wanger Foreign Forty
o    Wanger International Small Cap
o    Wanger Twenty

o    Wanger U.S. Smaller Companies

------------------------------------------------------------------

SERVICES OF THE ADVISORS


    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$20,000
[diamond] Individual Retirement Annuity (Rollover IRAs only)--$20,000
[diamond] Bank draft program--$500
          o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

[diamond] Qualified plans--$20,000 annually
          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

   (1)   the make-up and size of the prospective group; or

   (2)   the method and frequency of premium payments; and

   (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium Taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse ourselves only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this prospectus.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.275% and is taken against the net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE

    We make a daily deduction from the account value to cover the costs of administration. This fee is based, on an annual rate of .125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT

    Any withdrawal from the MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES


    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.
4.   each contract anniversary.

RIDER FEE

    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER

    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.


GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw the contract value in either a lump sum or by multiple scheduled or unscheduled partial withdrawals. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT

    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT


    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80. The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less adjusted partial withdrawals; or
          o the contract value on the claim date; and
          o the annual step-up amount on the claim date.

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) is equal to the greater of:

         o the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or
         o   the contract value on the claim date.


[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

    Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

         o   100% of payments, less withdrawals; and
         o   the contract value on the claim date.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity payment option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the maturity date, elect any of the other annuity payment options described below.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Payment Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY

    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY

    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD

    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT

    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN

    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD

    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY

    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY

    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY

    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT


    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available.

    In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    Although infrequent, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment or because of poor performance. In that event, we may seek to substitute or merge the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a


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

separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to income tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE

    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE

    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES

    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the owner or a joint owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS

    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.


    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


QUALIFIED PLANS

    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")

    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value; and (b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the MVA account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS

    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The income tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the income tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the income tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), TSAs and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRA's. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street,

Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

o     Underwriter
o     Performance History
o     Calculation of Yield and Return
o     Calculation of Annuity Payments
o     Experts
o     Separate Account Financial Statements
o     Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A

FINANCIAL HIGHLIGHTS (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027


                                                                         SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                         UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $1.946                $1.457                 604
         From 1/1/00 to 12/31/00                                           $2.344                $1.946                 494
         From 10/13/99* to 12/31/99                                        $2.000                $2.344                 490

PHOENIX-ABERDEEN NEW ASIA
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $1.897                $1.890                  91
         From 1/1/00 to 12/31/00                                           $2.289                $1.897                 119
         From 9/2/99* to 12/31/99                                          $2.000                $2.289                  16

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
==================================================================================================================================
         From 11/15/01 to 12/31/01                                         $2.000                $2.135                  10

PHOENIX-DEUTSCHE DOW 30
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $1.961                $1.818                 251
         From 1/31/00* to 12/31/00                                         $2.000                $1.961                 239

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $1.151                $0.760                 108
         From 1/1/00* to 12/31/00                                          $2.000                $1.151                  13

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $2.788                $2.931                 143
         From 1/1/00* to 12/31/00                                          $2.161                $2.788                  86
         From 12/1/99* to 12/31/99                                         $2.000                $2.161                   2

PHOENIX-ENGEMANN CAPITAL GROWTH
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $2.038                $1.314               2,356
         From 1/1/00* to 12/31/00                                          $2.513                $2.038               2,047
         From 8/19/99* to 12/31/99                                         $2.000                $2.513                 624

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $1.467                $1.060                 298
         From 8/15/00* to 12/31/00                                         $2.000                $1.467                 150

PHOENIX-FEDERATED U.S. GOVERNMENT BOND
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $2.257                $2.337                 137
         From 2/24/00* to 12/31/00                                         $2.000                $2.257                 108



*Date subaccount began operations.


                                                                         SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                         UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN MONEY MARKET
==================================================================================================================================

         From 1/1/01 to 12/31/01                                           $2.118                $2.168               5,579
         From 1/1/00 to 12/31/00                                           $2.026                $2.118               7,487
         From 8/27/99* to 12/31/99                                         $2.000                $2.026                 642

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $2.139                $2.237                 560
         From 1/1/00 to 12/31/00                                           $2.036                $2.139                 261
         From 11/1/99* to 12/31/99                                         $2.000                $2.036                  30

PHOENIX-HOLLISTER VALUE EQUITY
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $2.763                $2.235                 758
         From 1/1/00 to 12/31/00                                           $2.119                $2.763                 310
         From 11/22/99* to 12/31/99                                        $2.000                $2.119                  38

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $1.188                $1.640                 818
         From 1/1/00 to 12/31/00                                           $2.162                $1.888                 701
         From 8/19/99* to 12/31/99                                         $2.000                $2.162                 764

PHOENIX-JANUS FLEXIBLE INCOME
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $2.085                $2.205                 384
         From 1/3/01* to 12/31/00                                          $2.000                $2.085                 278

PHOENIX-JANUS GROWTH
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $1.763                $1.324               1,586
         From 1/3/01* to 12/31/00                                          $2.000                $1.763               1,252

PHOENIX-MFS INVESTORS GROWTH STOCK
==================================================================================================================================
         From 11/15/01* to 12/31/01                                        $2.000                $2.133                  10

PHOENIX-OAKHURST GROWTH AND INCOME
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $1.996                $1.807               1,596
         From 1/1/00 to 12/31/00                                           $2.167                $1.996               1,193
         From 9/20/99* to 12/31/99                                         $2.000                $2.167                 101

PHOENIX-OAKHURST STRATEGIC ALLOCATION
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $2.087                $2.096                 613
         From 1/1/00 to 12/31/00                                           $2.103                $2.087                 273
         From 10/29/99* to 12/31/99                                        $2.000                $2.103                  92

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
==================================================================================================================================
         From 6/11/01* to 12/31/01                                         $2.000                $1.858                  28

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
==================================================================================================================================
         From 1/1/01 to 12/31/01                                           $2.300                $2.789                 240
         From 1/1/00 to 12/31/00                                           $1.994                $2.300                 178
         From 11/22/99* to 12/31/99                                        $2.000                $1.994                  31




*Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE      AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
=================================================================================================================================

         From 4/02/01* to 12/31/01                                           $2.000                $2.281                73

PHOENIX-SENECA MID-CAP GROWTH
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.854                $2.358               732
         From 1/1/00 to 12/31/00                                             $2.854                $3.202               642
         From 9/2/99* to 12/31/99                                            $2.000                $2.854                40

PHOENIX-SENECA STRATEGIC THEME
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.325                $1.665             1.272
         From 1/1/00 to 12/31/00                                             $2.663                $2.325             1,139
         From 9/2/99* to 12/31/99                                            $2.000                $2.663               164

PHOENIX- VAN KAMPEN FOCUS EQUITY (formerly, Phoenix-Morgan Stanley Focus Equity)
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.743                $1.460                52
         From 1/7/00* to 12/31/00                                            $2.000                $1.743               111

AIM V.I. CAPITAL APPRECIATION FUND
=================================================================================================================================
         From 7/11/01* to 12/31/01                                           $2.000                $1.869                32

AIM V.I. PREMIER EQUITY FUND (formerly, AIM V.I. Value Fund)
=================================================================================================================================
         From 7/3/01* to 12/31/01                                            $2.000                $1.876                25

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.489                $1.234               394
         From 8/23/00* to 12/31/00                                           $2.000                $1.489               274

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.165                $2.285             8,263
         From 1/1/00 to 12/31/00                                             $1.977                $2.165               186
         From 11/17/99* to 12/31/99                                          $2.000                $1.977                 5

FEDERATED HIGH INCOME BOND FUND II
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.815                $1.814               370
         From 1/1/00 to 12/31/00                                             $2.023                $1.815               215
         From 9/13/99* to 12/31/99                                           $2.000                $2.023                10

VIP CONTRAFUND PORTFOLIO
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.889                $1.632               228
         From 6/27/00* to 12/31/00                                           $2.000                $1.889               147

VIP GROWTH OPPORTUNITIES PORTFOLIO
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.942                $1.638                34
         From 12/5/00* to 12/31/00                                           $2.000                $1.942                 9

VIP GROWTH PORTFOLIO
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.675                $1.359               353
         From 7/25/00* to 12/31/00                                           $2.000                $1.675                51

MUTUAL SHARES SECURITIES FUND
=================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.263                $2.389               171
         From 1/1/00 to 12/31/00                                             $2.041                $2.263                95
         From 11/22/99* to 12/31/99                                          $2.000                $2.041                33



         *Date subaccount began operations.


                                                                           SUBACCOUNT            SUBACCOUNT      UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE      AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD        (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.407                $1.275                75
         From 1/1/00 to 12/31/00                                             $2.099                $1.407                85
         From 9/2/99* to 12/31/99                                            $2.000                $2.099                 9

TEMPLETON FOREIGN SECURITIES FUND (formerly, Templeton International Securities Fund)
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.153                $1.783               158
         From 1/1/00 to 12/31/00                                             $2.236                $2.153               120
         From 8/19/99* to 12/31/99                                           $2.000                $2.236               222

TEMPLETON GLOBAL ASSET ALLOCATION FUND (formerly, Templeton Asset Strategy Fund)
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.149                $1.908               158
         From 1/1/00 to 12/31/00                                             $2.178                $2.149               234
         From 8/19/99* to 12/31/99                                           $2.000                $2.178               149

TEMPLETON GROWTH SECURITIES FUND
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.357                $2.293                79
         From 1/1/00 to 12/31/00                                             $2.229                $2.357                31
         From 9/14/99* to 12/31/99                                           $2.000                $2.229                16

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (formerly Deutsche VIT EAFE(R) Equity Index Fund)
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.744                $1.295               159
         From 1/1/00 to 12/31/00                                             $2.121                $1.744               174
         From 12/16/99* to 12/31/99                                          $2.000                $2.121                 2

SCUDDER VIT EQUITY 500 INDEX FUND (formerly Deutsche VIT Equity 500 Index Fund)
==================================================================================================================================
         From 11/7/01* to 12/31/01                                           $2.000                $2.108                 2

TECHNOLOGY PORTFOLIO
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $1.416                $0.714               614
         From 1/7/01* to 12/31/00                                            $2.000                $1.416               636

WANGER FOREIGN FORTY
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.984                $2.159               183
         From 1/1/01 to 12/31/00                                             $3.074                $2.984               154
         From 9/2/99* to 12/31/99                                            $2.000                $3.074                13

WANGER INTERNATIONAL SMALL CAP
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.250                $1.748             1,030
         From 1/1/01 to 12/31/00                                             $3.168                $2.250               595
         From 9/2/99* to 12/31/99                                            $2.000                $3.168                53

WANGER TWENTY
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.544                $2.736               137
         From 1/1/01 to 12/31/00                                             $2.356                $2.544               111
         From 9/2/99* to 12/31/99                                            $2.000                $2.356                23

WANGER U.S. SMALLER COMPANIES (formerly, Wanger U.S. Small Cap)
==================================================================================================================================
         From 1/1/01 to 12/31/01                                             $2.104                $2.311             1,337
         From 1/1/01 to 12/31/00                                             $2.323                $2.104               935
         From 9/2/99* to 12/31/99                                            $2.000                $2.323                80


                                       A-4
*Date subaccount began operations.

APPENDIX B
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                              UPON                UPON
STATE                                                       PURCHASE (1)       ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                       ---------          -------------        -------------      ---------


California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50


South Dakota (2).....................................           X                                     1.25


West Virginia........................................                             X                   1.00             1.00


Wyoming..............................................           X                                     1.00


Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%




NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.



For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."


--------------------------

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.
(2) The tax deduction rate in South Dakota on annuity considerations exceeding $500,00 per contract is .8%.

APPENDIX C
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.


ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for tax-sheltered annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRA only)--$20,000

[diamond] Bank draft program--$500

[diamond] Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operation division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                                     PART B

                            RETIREMENT PLANNER'S EDGE

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT




                                   May 1, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2002. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Underwriter..............................................................     2

Performance History......................................................     2

Calculation of Yield and Return..........................................     5

Calculation of Annuity Payments .........................................     6

Experts .................................................................     7

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

UNDERWRITER
--------------------------------------------------------------------------------

    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                       SUBACCOUNT                        INCEPTION   1 YEAR  5 YEARS  10 YEARS    INCEPTION
------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     12/07/94   -25.24%    1.96%   N/A         4.48%
------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                          09/17/96    -0.52%   -5.20%   N/A        -4.98%
------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/01     N/A      N/A     N/A         6.30%
------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/01     N/A      N/A     N/A         6.77%
------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                            12/20/99    -7.42%    N/A     N/A        -5.67%
------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche NASDAQ-100 Index(R) Series               08/15/00   -34.13%    N/A     N/A       -47.29%
------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       05/01/95     5.01%    5.44%   N/A        10.93%
------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/07/94   -35.62%    0.38%   N/A         5.45%
------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            08/15/00   -27.88%    N/A     N/A       -30.28%
------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series             12/20/99     3.42%    N/A     N/A         9.80%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       12/07/94     2.24%    3.42%   N/A         3.53%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/07/94     4.48%    3.30%   N/A         6.67%
------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                     03/02/98   -19.23%    N/A     N/A         9.42%
------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series        07/14/97   -13.26%    N/A     N/A         4.35%
------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                      12/20/99     5.62%    N/A     N/A         5.12%
------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                               12/20/99   -25.04%    N/A     N/A       -17.07%
------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 10/29/01     N/A      N/A     N/A         6.63%
------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/01     N/A      N/A     N/A         4.00%
------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/01     N/A      N/A     N/A         5.47%
------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                   03/02/98    -9.57%    N/A     N/A         3.54%
------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              12/07/94     0.32%    9.08%   N/A         9.90%
------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/00    -8.26%    N/A     N/A        -3.97%
------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            03/02/98    21.15%    N/A     N/A         1.99%
------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series          11/20/00    14.02%    N/A     N/A        18.86%
------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                      03/02/98   -26.46%    N/A     N/A         9.68%
------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     01/29/96   -28.51%    9.44%   N/A         9.48%
------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                    12/20/99   -16.40%    N/A     N/A       -13.31%
------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        03/30/01     N/A      N/A     N/A        -3.74%
------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              03/30/01     N/A      N/A     N/A        -2.45%
------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 06/05/00   -17.23%    N/A     N/A       -25.40%
------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          07/15/99     5.43%    N/A     N/A         5.70%
------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        07/15/99    -0.17%    N/A     N/A        -5.27%
------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               06/05/00   -13.71%    N/A     N/A       -12.93%
------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        06/05/00   -15.76%    N/A     N/A       -19.10%
------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      06/05/00   -19.00%    N/A     N/A       -20.91%
------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                  11/02/98     5.43%    N/A     N/A         8.31%
------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2   05/01/97    -9.50%    N/A     N/A       -14.84%
------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2              05/01/97   -17.30%    N/A     N/A         2.58%
------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund -- Class 2         05/01/97   -11.33%    N/A     N/A         3.91%
------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2               05/01/97    -2.81%    N/A     N/A         7.05%
------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                     07/15/99   -25.87%    N/A     N/A       -12.73%
------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/29/01     N/A      N/A     N/A         5.39%
------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      12/20/99   -49.70%    N/A     N/A       -35.83%
------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                      02/01/99   -27.77%    N/A     N/A         8.66%
------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            05/01/95   -22.52%    6.47%   N/A        13.85%
------------------------------------------------------------------------------------------------------------
Wanger Twenty                                             02/01/99     7.44%    N/A     N/A        15.85%
------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             05/01/95     9.71%   10.82%   N/A        16.55%
------------------------------------------------------------------------------------------------------------


The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, and mortality and expense risk charges. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                                         ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                       1992    1993     1994    1995    1996    1997    1998     1999     2000    2001
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series           -14.05% 36.54%   -1.33%   8.07%  17.00%  10.49%  26.16%   27.83%   -17.02%  -25.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                        -33.35% -5.78%    48.90%   -17.14%   -0.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                                                                      -6.87%   -7.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche NASDAQ-100 Index(R) Series                                                                                 -34.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                  5.12%
Series                                                                           31.26%  20.37% -22.30%    3.33%    28.99%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            8.76% 18.04%    0.06%  29.07%  11.01%  19.41%  28.21%    27.89%  -18.93%  -35.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                              -27.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                                                                       17.12%    3.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series               2.13%  1.45%    2.40%   4.24%   3.56%   3.72%   3.64%    3.40%     4.56%    2.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                                     4.60%
Series                                            8.54% 14.31%   -6.80%  21.83%  10.85%   9.55%  -5.49%    3.99%     5.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                     22.61%    30.36%  -19.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                                       29.86%  17.19%  -12.70%            -13.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                                 4.96%    5.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                                                                        -12.40%  -24.92%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                   15.40%    -7.90%   -9.46%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series      9.12%  9.47%   -2.77%  16.57%   7.53%  19.07%  19.12%    9.73%    -0.81%    0.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                                -8.15%
-----------------------------------------------------------------------------------------------------------------------------------
Sanford Bernstein Mid-Cap Value Series                                                          -11.54%   15.29%    21.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value                                                                                    14.14%
Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                      43.64%    12.16%  -26.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                    15.54%  42.71%   52.88%   -12.71%  -28.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                                                                             -14.37%  -16.28%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                      2.59%  34.36%  13.41%  21.97%  30.57%   28.09%   -15.83%  -24.36%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                1.08%  33.81%  15.93%  11.93%  17.64%   42.61%   -12.15%  -13.79%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                        10.47%  18.01%  55.64%   75.59%   -25.88%  -17.12%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                          7.26%   2.74%   7.07%   6.16%   -1.98%     9.45%    5.55%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                       18.71%  12.71%  12.25%   1.27%    0.89%   -10.29%   -0.05%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                      28.13%   22.42%    -8.01%  -13.60%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                               22.78%    2.73%   -18.33%  -15.65%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                             37.44%   35.38%   -12.30%  -18.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                              7.78%    10.91%    5.55%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                            -30.38% -22.14%   51.18%   -33.01%   -9.38%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       44.43%   -4.21%  13.46%  21.57%  11.93%   7.56%    21.54%   -3.73%  -17.18%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            6.33% 24.12%   -4.57%  20.57%  16.93%  13.67%   4.63%    20.86%   -1.35%  -11.21%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  5.38% 31.89%   -3.82%  23.23%  20.43%  10.05%  -0.42%    27.01%    5.69%   -2.69%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                            19.91%    25.84%  -17.81%  -25.75%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                26.92%    18.71%  -10.49%  -14.22%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                               -24.72%  -49.58%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                                -2.95%  -27.65%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                   30.19%  -2.83%  14.72%  123.40%   -28.90%  -22.40%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                        7.94%    7.56%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                    44.57%  27.63%   7.18%   23.35%    -9.44%    9.82%

-----------------------------------------------------------------------------------------------------------------------------------

     Annual total returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:
    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2001:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:.....   $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:.............    1.000066
Calculation:
   Ending account value.................................    1.000066
   Less beginning account value.........................    1.000000
   Net change in account value..........................    0.000066
Base period return:
   (net change/beginning account value).................    0.000066
Current yield = return x (365/7) =......................    0.34%
Effective yield = [(1 + return)365/7] -1 =..............    0.34%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION


    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


The Dow Jones Industrial Average(SM, 1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barrons
Business Week
Changing Times
Forbes
Fortune
Consumer Reports
Investor's Business Daily
Financial Planning
Financial Services Weekly
Financial World
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

The Dow Jones Industrial Average(SM,1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table4 projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS

    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)4 projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Retirement Planner's Edge) as of December 31, 2001, and the results of its operations and changes in net assets for the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.




-------------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------

                                  ANNUAL REPORT

--------------------------------------------------------------------------------










PHOENIX
     RETIREMENT
     PLANNER'S EDGE




                       PHL VARIABLE ACCUMULATION ACCOUNT
                       DECEMBER 31, 2001





















                       [LOGO] PHOENIX WEALTH MANAGEMENT(R)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                                                                        PHOENIX-                       PHOENIX-
                                                       PHOENIX-                        ALLIANCE/                       DEUTSCHE
                                                       ABERDEEN        PHOENIX-     BERNSTEIN GROWTH   PHOENIX-       NASDAQ-100
                                                     INTERNATIONAL    ABERDEEN NEW      + VALUE     DEUTSCHE DOW 30    INDEX(R)
                                                      SUBACCOUNT     ASIA SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                      -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                           $ 1,333,448     $   204,582     $    20,651     $   503,833     $    88,304
                                                      ===========     ===========     ===========     ===========     ===========
        Investments at market                         $   881,765     $   171,347     $    20,879     $   456,703     $    82,427
                                                      ===========     ===========     ===========     ===========     ===========
           Total assets                                   881,765         171,347          20,879         456,703          82,427
LIABILITIES
        Accrued expenses to related party                   1,779             351              25             559             102
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSETS                                            $   879,986     $   170,996     $    20,854     $   456,144     $    82,325
                                                      ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                            604,116          90,485           9,766         250,925         108,370
                                                      ===========     ===========     ===========     ===========     ===========
Unit value                                            $  1.456656     $  1.889764     $  2.135425     $  1.817853     $  0.759666
                                                      ===========     ===========     ===========     ===========     ===========

                                                                                                       PHOENIX-         PHOENIX-
                                                    PHOENIX-DUFF &     PHOENIX-                     ENGEMANN SMALL  FEDERATED U.S.
                                                      PHELPS REAL      ENGEMANN        PHOENIX-        & MID-CAP      GOVERNMENT
                                                   ESTATE SECURITIES CAPITAL GROWTH  ENGEMANN NIFTY     GROWTH           BOND
                                                      SUBACCOUNT       SUBACCOUNT   FIFTY SUBACCOUNT  SUBACCOUNT      SUBACCOUNT
                                                      -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                           $   388,619     $ 5,385,301     $ 1,740,264     $   415,381     $   322,522
                                                      ===========     ===========     ===========     ===========     ===========
        Investments at market                         $   420,083     $ 3,099,847     $ 1,031,544     $   316,783     $   320,649
                                                      ===========     ===========     ===========     ===========     ===========
           Total assets                                   420,083       3,099,847       1,031,544         316,783         320,649
LIABILITIES
        Accrued expenses to related party                     544           3,616           1,204             434             430
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSETS                                            $   419,539     $ 3,096,231     $ 1,030,340     $   316,349     $   320,219
                                                      ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                            143,138       2,356,099         824,178         298,480         137,013
                                                      ===========     ===========     ===========     ===========     ===========
Unit value                                            $  2.931018     $  1.314123     $  1.250112     $  1.059865     $  2.337137
                                                      ===========     ===========     ===========     ===========     ===========

                                                                       PHOENIX-
                                                       PHOENIX-     GOODWIN MULTI-      PHOENIX-      PHOENIX-J.P      PHOENIX-
                                                     GOODWIN MONEY   SECTOR FIXED      HOLLISTER    MORGAN RESEARCH      JANUS
                                                        MARKET          INCOME        VALUE EQUITY  ENHANCED INDEX    CORE EQUITY
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                           $12,109,918     $ 1,291,509     $ 1,910,730     $ 1,683,528     $ 1,082,277
                                                      ===========     ===========     ===========     ===========     ===========
        Investments at market                         $12,109,918     $ 1,255,230     $ 1,696,805     $ 1,343,697     $   934,286
                                                      ===========     ===========     ===========     ===========     ===========
           Total assets                                12,109,918       1,255,230       1,696,805       1,343,697         934,286
LIABILITIES
        Accrued expenses to related party                  13,008           1,479           2,163           1,582           1,160
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSETS                                            $12,096,910     $ 1,253,751     $ 1,694,642     $ 1,342,115     $   933,126
                                                      ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                          5,579,035         560,472         758,399         818,469         613,355
                                                      ===========     ===========     ===========     ===========     ===========
Unit value                                            $  2.168280     $  2.236954     $  2.234500     $  1.639788     $  1.521347
                                                      ===========     ===========     ===========     ===========     ===========

                                                                                      PHOENIX-MFS    PHOENIX-MORGAN    PHOENIX-
                                                     PHOENIX-JANUS   PHOENIX-JANUS  INVESTORS GROWTH  STANLEY FOCUS    OAKHURST
                                                    FLEXIBLE INCOME     GROWTH           STOCK          EQUITY         BALANCED
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                           $   840,064     $ 2,995,121     $    20,800     $   109,506     $ 2,396,276
                                                      ===========     ===========     ===========     ===========     ===========
        Investments at market                         $   847,781     $ 2,102,293     $    20,914     $    75,348     $ 2,147,725
                                                      ===========     ===========     ===========     ===========     ===========
           Total assets                                   847,781       2,102,293          20,914          75,348       2,147,725
LIABILITIES
        Accrued expenses to related party                   1,115           2,506              25             136           2,487
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSETS                                            $   846,666     $ 2,099,787     $    20,889     $    75,212     $ 2,145,238
                                                      ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                            384,054       1,585,921           9,795          51,532         975,269
                                                      ===========     ===========     ===========     ===========     ===========
Unit value                                            $  2.204547     $  1.324017     $  2.132675     $  1.459537     $  2.199637
                                                      ===========     ===========     ===========     ===========     ===========

                                                                       PHOENIX-        PHOENIX-        PHOENIX-        PHOENIX-
                                                       PHOENIX-        OAKHURST         SANFORD         SANFORD         SANFORD
                                                    OAKHURST GROWTH    STRATEGIC       BERNSTEIN       BERNSTEIN       BERNSTEIN
                                                      AND INCOME      ALLOCATION     GLOBAL VALUE    MID-CAP VALUE  SMALL-CAP VALUE
                                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                           $ 3,233,811     $ 1,374,628     $    52,422     $   530,569     $   160,492
                                                      ===========     ===========     ===========     ===========     ===========
        Investments at market                         $ 2,888,284     $ 1,286,703     $    52,737     $   669,226     $   166,690
                                                      ===========     ===========     ===========     ===========     ===========
           Total assets                                 2,888,284       1,286,703          52,737         669,226         166,690
LIABILITIES
        Accrued expenses to related party                   3,374           1,502              27             766             179
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSETS                                            $ 2,884,910     $ 1,285,201     $    52,710     $   668,460     $   166,511
                                                      ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                          1,596,351         613,201          28,363         239,703          72,989
                                                      ===========     ===========     ===========     ===========     ===========
Unit value                                            $  1.807190     $  2.095890     $  1.858384     $  2.788704     $  2.281315
                                                      ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                  (CONTINUED)

                                                                                         AIM V.I.                    ALGER AMERICAN
                                                     PHOENIX-SENECA   PHOENIX-SENECA     CAPITAL        AIM V.I.    LEVERAGED ALLCAP
                                                     MID-CAP GROWTH  STRATEGIC THEME   APPRECIATION       VALUE         PORTFOLIO
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                            $ 2,460,707     $ 3,808,758     $    62,814     $    47,781     $   585,216
                                                       ===========     ===========     ===========     ===========     ===========
        Investments at market                          $ 1,728,761     $ 2,119,894     $    58,919     $    46,779     $   486,848
                                                       ===========     ===========     ===========     ===========     ===========
           Total assets                                  1,728,761       2,119,894          58,919          46,779         486,848
LIABILITIES
        Accrued expenses to related party                    1,968           2,518              70              53             622
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSETS                                             $ 1,726,793     $ 2,117,376     $    58,849     $    46,726     $   486,226
                                                       ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                             732,172       1,271,858          31,828          24,912         394,059
                                                       ===========     ===========     ===========     ===========     ===========
Unit value                                             $  2.358453     $  1.664789     $  1.848977     $  1.875662     $  1.233892
                                                       ===========     ===========     ===========     ===========     ===========

                                                                                        FEDERATED
                                                      DEUTSCHE VIT                    FUND FOR U.S.   FEDERATED HIGH       VIP
                                                     EAFE(R) EQUITY    DEUTSCHE VIT    GOVERNMENT      INCOME BOND    CONTRAFUND(R)
                                                          INDEX     EQUITY 500 INDEX  SECURITIES II      FUND II        PORTFOLIO
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                            $   293,799     $     3,160     $18,480,817     $   742,439     $   399,613
                                                       ===========     ===========     ===========     ===========     ===========
        Investments at market                          $   206,778     $     3,209     $18,899,711     $   672,879     $   372,074
                                                       ===========     ===========     ===========     ===========     ===========
           Total assets                                    206,778           3,209      18,899,711         672,879         372,074
LIABILITIES
        Accrued expenses to related party                      302               4          20,600             862             446
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSETS                                             $   206,476     $     3,205     $18,879,111     $   672,017     $   371,628
                                                       ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                             159,472           1,521       8,262,753         370,383         227,746
                                                       ===========     ===========     ===========     ===========     ===========
Unit value                                             $  1.294750     $  2.107747     $  2.284845     $  1.814387     $  1.631763
                                                       ===========     ===========     ===========     ===========     ===========

                                                                                                                        TEMPLETON
                                                       VIP GROWTH                                                      DEVELOPING
                                                      OPPORTUNITIES    VIP GROWTH     MUTUAL SHARES   TEMPLETON ASSET    MARKETS
                                                        PORTFOLIO       PORTFOLIO      SECURITIES        STRATEGY       SECURITIES
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                       -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                            $    54,065     $   485,584     $   392,389     $   375,232     $   137,615
                                                       ===========     ===========     ===========     ===========     ===========
        Investments at market                          $    55,284     $   479,758     $   409,739     $   302,434     $    96,195
                                                       ===========     ===========     ===========     ===========     ===========
           Total assets                                     55,284         479,758         409,739         302,434          96,195
LIABILITIES
        Accrued expenses to related party                       69             557             481             424             122
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSETS                                             $    55,215     $   479,201     $   409,258     $   302,010     $    96,073
                                                       ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                              33,701         352,730         171,277         158,302          75,374
                                                       ===========     ===========     ===========     ===========     ===========
Unit value                                             $  1.638368     $  1.358549     $  2.389458     $  1.907811     $  1.274629
                                                       ===========     ===========     ===========     ===========     ===========

                                                        TEMPLETON       TEMPLETON                        WANGER          WANGER
                                                         GROWTH       INTERNATIONAL    TECHNOLOGY        FOREIGN      INTERNATIONAL
                                                       SECURITIES      SECURITIES       PORTFOLIO         FORTY         SMALL CAP
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                       -----------     -----------     -----------     -----------     -----------
ASSETS
        Investments at cost                            $   201,012     $   433,673     $ 1,336,646     $   581,084     $ 3,457,403
                                                       ===========     ===========     ===========     ===========     ===========
        Investments at market                          $   181,728     $   282,441     $   438,815     $   395,479     $ 1,804,250
                                                       ===========     ===========     ===========     ===========     ===========
           Total assets                                    181,728         282,441         438,815         395,479       1,804,250
LIABILITIES
        Accrued expenses to related party                      241             789             491             585           3,957
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSETS                                             $   181,487     $   281,652     $   438,324     $   394,894     $ 1,800,293
                                                       ===========     ===========     ===========     ===========     ===========
Accumulation units outstanding                              79,141         157,954         614,064         182,905       1,029,870
                                                       ===========     ===========     ===========     ===========     ===========
Unit value                                             $  2.293204     $  1.783127     $  0.713809     $  2.159020     $  1.748078
                                                       ===========     ===========     ===========     ===========     ===========

                                                                       WANGER U.S.
                                                      WANGER TWENTY     SMALL CAP
                                                       SUBACCOUNT      SUBACCOUNT
                                                       -----------     -----------
ASSETS
        Investments at cost                            $   323,054     $ 2,802,037
                                                       ===========     ===========
        Investments at market                          $   375,736     $ 3,093,591
                                                       ===========     ===========
           Total assets                                    375,736       3,093,591
LIABILITIES
        Accrued expenses to related party                      513           3,507
                                                       -----------     -----------
NET ASSETS                                             $   375,223     $ 3,090,084
                                                       ===========     ===========
Accumulation units outstanding                             137,153       1,337,069
                                                       ===========     ===========
Unit value                                             $  2.735796     $  2.311087
                                                       ===========     ===========

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                           PHOENIX-
                                                                                          ALLIANCE/                     PHOENIX-
                                                            PHOENIX-       PHOENIX-       BERNSTEIN      PHOENIX-       DEUTSCHE
                                                            ABERDEEN       ABERDEEN        GROWTH        DEUTSCHE      NASDAQ-100
                                                          INTERNATIONAL    NEW ASIA        + VALUE        DOW 30        INDEX(R)
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT(6)   SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                         $      -       $    7,150     $       23     $    5,268     $      -
Expenses
     Mortality, expense risk and administrative charges        24,736          3,544             37          7,371            550
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                  (24,736)         3,606            (14)        (2,103)          (550)
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions              642,258         17,357            -           (6,653)       (19,783)
Net realized gain distribution from Fund                       23,009            -              -            8,732            -
Net unrealized appreciation (depreciation) on investment     (241,632)         1,048            228        (39,504)         2,683
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                 423,635         18,405            228        (37,425)       (17,100)
Net increase (decrease) in net assets resulting from
 operations                                                $  398,899     $   22,011     $      214     $  (39,528)    $  (17,650)
                                                           ==========     ==========     ==========     ==========     ==========

                                                            PHOENIX-       PHOENIX-                      PHOENIX-       PHOENIX-
                                                          DUFF & PHELPS    ENGEMANN       PHOENIX-       ENGEMANN     FEDERATED U.S.
                                                           REAL ESTATE      CAPITAL       ENGEMANN     SMALL & MID-     GOVERNMENT
                                                           SECURITIES       GROWTH       NIFTY FIFTY    CAP GROWTH        BOND
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                         $   15,392     $    2,062     $      -       $      133     $   15,986
Expenses
     Mortality, expense risk and administrative charges         4,982         48,821         17,951          3,580          4,615
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                   10,410        (46,759)       (17,951)        (3,447)        11,371
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions               (1,566)      (179,396)      (239,152)        (2,152)         2,097
Net realized gain distribution from Fund                         --           74,555           --             --            8,819
Net unrealized appreciation (depreciation) on investment       12,164     (1,530,876)      (416,511)       (64,408)        (9,788)
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                  10,598     (1,635,717)      (655,663)       (66,560)         1,128
Net increase (decrease) in net assets resulting from
 operations                                                $   21,008     $(1,682,476)   $ (673,614)    $  (70,007)    $   12,499
                                                           ==========     ==========     ==========     ==========     ==========

                                                                                                         PHOENIX-
                                                            PHOENIX-       PHOENIX-                     J.P. MORGAN     PHOENIX-
                                                             GOODWIN        GOODWIN       PHOENIX-       RESEARCH         JANUS
                                                              MONEY      MULTI-SECTOR     HOLLISTER      ENHANCED         CORE
                                                             MARKET      FIXED INCOME   VALUE EQUITY      INDEX          EQUITY
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                         $  433,001     $   82,698     $   12,170     $    9,942     $    6,203
Expenses
     Mortality, expense risk and administrative charges       156,869         13,019         19,569         20,268         13,013
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                  276,132         69,679         (7,399)       (10,326)        (6,810)
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions                  -           (2,455)        (1,135)       (37,282)       (11,798)
Net realized gain distribution from Fund                          -             --            9,030          9,816            -
Net unrealized appreciation (depreciation) on investment          -          (31,276)      (266,216)      (177,195)      (105,743)
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                     -          (33,731)      (258,321)      (204,661)      (117,541)
Net increase (decrease) in net assets resulting from
 operations                                                $  276,132     $   35,948     $ (265,720)    $ (214,987)    $ (124,351)
                                                           ==========     ==========     ==========     ==========     ==========

                                                                                                         PHOENIX-
                                                            PHOENIX-                                      MORGAN
                                                              JANUS                      PHOENIX-MFS      STANLEY       PHOENIX-
                                                            FLEXIBLE       PHOENIX-       INVESTORS        FOCUS        OAKHURST
                                                             INCOME      JANUS GROWTH   GROWTH STOCK      EQUITY        BALANCED
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT(6)   SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                             36,598     $     -        $      -       $      -       $   51,101
Expenses
     Mortality, expense risk and administrative charges        10,631         31,035             37          2,200         26,847
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                   25,967        (31,035)           (37)        (2,200)        24,254
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions                    6        (54,603)           -          (40,194)        (5,340)
Net realized gain distribution from Fund                        6,209            -              -              -           36,997
Net unrealized appreciation (depreciation) on investment        6,308       (559,869)           114          7,858        (29,998)
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                  12,523       (614,472)           114        (32,336)         1,659
Net increase (decrease) in net assets resulting from
 operations                                                $   38,490     $ (645,507)    $       77     $  (34,536)    $   25,913
                                                           ==========     ==========     ==========     ==========     ==========

                                                                                                                        PHOENIX-
                                                            PHOENIX-       PHOENIX-       PHOENIX-        PHOENIX-      SANFORD
                                                            OAKHURST       OAKHURST        SANFORD        SANFORD      BERNSTEIN
                                                             GROWTH        STRATEGIC      BERNSTEIN      BERNSTEIN     SMALL-CAP
                                                           AND INCOME     ALLOCATION    GLOBAL VALUE   MID-CAP VALUE     VALUE
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT(2)   SUBACCOUNT    SUBACCOUNT(1)
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                         $   14,076     $   28,511     $      191     $    7,379     $      955
Expenses
     Mortality, expense risk and administrative charges        37,414         14,530             60          7,479            887
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                  (23,338)        13,981            131           (100)            68
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions              (70,051)        (4,678)           (34)        (1,936)        (1,432)
Net realized gain distribution from Fund                        6,150         18,250            145          2,835          1,781
Net unrealized appreciation (depreciation) on investment     (171,117)       (19,108)           315         99,589          6,198
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                (235,018)        (5,536)           426        100,488          6,547
Net increase (decrease) in net assets resulting from
 operations                                                $ (258,356)    $    8,445     $      557     $  100,388     $    6,615
                                                           ==========     ==========     ==========     ==========     ==========

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)

                                                                                                                          ALGER
                                                            PHOENIX-       PHOENIX-                                     AMERICAN
                                                             SENECA         SENECA        AIM V.I.                      LEVERAGED
                                                             MID-CAP       STRATEGIC      CAPITAL         AIM V.I.       ALLCAP
                                                             GROWTH          THEME      APPRECIATION       VALUE        PORTFOLIO
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT(4)  SUBACCOUNT(3)   SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                         $      -       $      -       $      -       $       57     $      -
Expenses
     Mortality, expense risk and administrative charges        25,661         33,622            249            173          6,627
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                  (25,661)       (33,622)          (249)          (116)        (6,627)
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions              (62,981)      (154,793)           238             67        (38,878)
Net realized gain distribution from Fund                         --           70,232          4,728            868         16,732
Net unrealized appreciation (depreciation) on investment     (501,827)      (766,630)        (3,895)        (1,002)       (60,058)
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                (564,808)      (851,191)         1,071            (67)       (82,204)
Net increase (decrease) in net assets resulting from
 operations                                                $ (590,469)    $ (884,813)    $      822     $     (183)    $  (88,831)
                                                           ==========     ==========     ==========     ==========     ==========

                                                                                          FEDERATED
                                                          DEUTSCHE VIT   DEUTSCHE VIT   FUND FOR U.S.    FEDERATED         VIP
                                                             EAFE(R)      EQUITY 500     GOVERNMENT     HIGH INCOME   CONTRAFUND(R)
                                                          EQUITY INDEX      INDEX       SECURITIES II  BOND FUND II     PORTFOLIO
                                                           SUBACCOUNT    SUBACCOUNT(5)   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                         $      -       $      -       $  615,188     $   54,419     $    1,921
Expenses
     Mortality, expense risk and administrative charges         4,073              7        221,288          8,132          4,461
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                   (4,073)            (7)       393,900         46,287         (2,540)
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions              (26,082)           -           13,752           (580)       (19,400)
Net realized gain distribution from Fund                          -              -              -              -            7,685
Net unrealized appreciation (depreciation) on investment      (45,792)            49        405,342        (52,786)       (29,628)
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                 (71,874)            49        419,094        (53,366)       (41,343)
Net increase (decrease) in net assets resulting from
 operations                                                $  (75,947)    $       42     $  812,994     $   (7,079)    $  (43,883)
                                                           ==========     ==========     ==========     ==========     ==========

                                                                                                                        TEMPLETON
                                                           VIP GROWTH                      MUTUAL        TEMPLETON     DEVELOPING
                                                          OPPORTUNITIES   VIP GROWTH       SHARES          ASSET         MARKETS
                                                            PORTFOLIO      PORTFOLIO     SECURITIES      STRATEGY      SECURITIES
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                         $       76     $      -       $    5,045     $    6,620     $      939
Expenses
     Mortality, expense risk and administrative charges           483          3,339          4,094          6,887          2,005
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                     (407)        (3,339)           951           (267)        (1,066)
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions               (6,386)       (31,892)           186        (35,555)        47,496
Net realized gain distribution from Fund                          -            8,105         16,960         47,416            -
Net unrealized appreciation (depreciation) on investment        1,949          2,280         (3,461)       (73,003)        (8,666)
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                  (4,437)       (21,507)        13,685        (61,142)        38,830
Net increase (decrease) in net assets resulting from
 operations                                                    (4,844)    $  (24,846)    $   14,636     $  (61,409)    $   37,764
                                                           ==========     ==========     ==========     ==========     ==========

                                                            TEMPLETON      TEMPLETON                      WANGER         WANGER
                                                             GROWTH      INTERNATIONAL   TECHNOLOGY       FOREIGN     INTERNATIONAL
                                                           SECURITIES     SECURITIES      PORTFOLIO        FORTY        SMALL CAP
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
Investment income
     Distributions                                         $   20,744     $   12,390     $      -       $    1,279     $      -
Expenses
     Mortality, expense risk and administrative charges         2,189         14,825          8,392          7,005         46,051
                                                           ----------     ----------     ----------     ----------     ----------
Net investment income (loss)                                   18,555         (2,435)        (8,392)        (5,726)       (46,051)
                                                           ----------     ----------     ----------     ----------     ----------
Net realized gain (loss) from share transactions               (3,756)       334,942        (87,270)       (54,796)       948,242
Net realized gain distribution from Fund                        2,312         97,446            -           82,087        697,255
Net unrealized appreciation (depreciation) on investment      (23,449)      (147,993)      (408,418)      (141,316)    (1,125,612)
                                                           ----------     ----------     ----------     ----------     ----------
Net gain (loss) on investment                                 (24,893)       284,395       (495,688)      (114,025)       519,885
Net increase (decrease) in net assets resulting from
 operations                                                $   (6,338)    $  281,960     $ (504,080)    $ (119,751)    $  473,834
                                                           ==========     ==========     ==========     ==========     ==========

                                                             WANGER       WANGER U.S.
                                                             TWENTY        SMALL CAP
                                                           SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------
Investment income
     Distributions                                         $      -       $    1,403
Expenses
     Mortality, expense risk and administrative charges         4,912         35,325
                                                           ----------     ----------
Net investment income (loss)                                   (4,912)       (33,922)
                                                           ----------     ----------
Net realized gain (loss) from share transactions               (1,626)       (18,166)
Net realized gain distribution from Fund                          -              -
Net unrealized appreciation (depreciation) on investment       32,897        296,361
                                                           ----------     ----------
Net gain (loss) on investment                                  31,271        278,195
Net increase (decrease) in net assets resulting from
 operations                                                $   26,359     $  244,273
                                                           ==========     ==========

Footnotes for Statements of Operations
For the period ended December 31, 2001

(1) From inception April 2, 2001 to December 31, 2001
(2) From inception June 11, 2001 to December 31, 2001
(3) From inception July 3, 2001 to December 31, 2001
(4) From inception July 11, 2001 to December 31, 2001
(5) From inception November 7, 2001 to December 31, 2001
(6) From inception November 15, 2001 to December 31, 2001


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                         PHOENIX-
                                                                                         ALLIANCE/                      PHOENIX-
                                                            PHOENIX-       PHOENIX-      BERNSTEIN       PHOENIX-       DEUTSCHE
                                                           ABERDEEN        ABERDEEN       GROWTH         DEUTSCHE      NASDAQ-100
                                                         INTERNATIONAL     NEW ASIA      + VALUE          DOW 30        INDEX(R)
                                                           SUBACCOUNT     SUBACCOUNT   SUBACCOUNT(6)    SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------   -------------    ----------     ----------
FROM OPERATIONS
     Net investment income (loss)                          $  (24,736)    $    3,606     $      (14)    $   (2,103)    $     (550)
     Net realized gain (loss)                                 665,267         17,357              -          2,079        (19,783)
     Net unrealized appreciation (depreciation)              (241,632)         1,048            228        (39,504)         2,683
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) resulting from operations        398,899         22,011            214        (39,528)       (17,650)
                                                           ----------     ----------     ----------     ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     281,044          3,564              -        204,689         83,415
     Participant transfers                                   (800,992)     1,700,363         20,640       (115,738)        11,063
     Participant withdrawals                                   40,743     (1,780,095)             -        (61,354)        (9,232)
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) in net assets resulting
          from participant transactions                      (479,205)       (76,168)        20,640         27,597         85,246
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) in net assets                    (80,306)       (54,157)        20,854        (11,931)        67,596
NET ASSETS
     Beginning of period                                      960,292        225,153              -        468,075         14,729
                                                           ----------     ----------     ----------     ----------     ----------
     End of period                                         $  879,986     $  170,996     $   20,854     $  456,144     $   82,325
                                                           ==========     ==========     ==========     ==========     ==========

                                                                                                          PHOENIX-       PHOENIX-
                                                            PHOENIX-                                     ENGEMANN       FEDERATED
                                                          DUFF & PHELPS    PHOENIX-       PHOENIX-         SMALL          U.S.
                                                           REAL ESTATE     ENGEMANN       ENGEMANN       & MID-CAP     GOVERNMENT
                                                           SECURITIES     NIFTY FIFTY    NIFTY FIFTY      GROWTH          BOND
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
FROM OPERATIONS
     Net investment income (loss)                          $   10,410     $  (46,759)    $  (17,951)    $   (3,447)    $   11,371
     Net realized gain (loss)                                  (1,566)      (104,841)      (239,152)        (2,152)        10,916
     Net unrealized appreciation (depreciation)                12,164     (1,530,876)      (416,511)       (64,408)        (9,788)
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) resulting from operations         21,008     (1,682,476)      (673,614)       (70,007)        12,499
                                                           ----------     ----------     ----------     ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     189,996        901,926         52,676         22,461          7,980
     Participant transfers                                    (28,083)      (116,037)       (24,913)       158,861         59,292
     Participant withdrawals                                   (3,605)      (178,385)      (153,497)       (14,764)        (3,330)
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) in net assets resulting
          from participant transactions                       158,308        607,504       (125,734)       166,558         63,942
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) in net assets                    179,316     (1,074,972)      (799,348)        96,551         76,441
NET ASSETS
     Beginning of period                                      240,223      4,171,203      1,829,688        219,798        243,778
                                                           ----------     ----------     ----------     ----------     ----------
     End of period                                         $  419,539     $3,096,231     $1,030,340     $  316,349     $  320,219
                                                           ==========     ==========     ==========     ==========     ==========

                                                                           PHOENIX-
                                                            PHOENIX-        GOODWIN
                                                             GOODWIN     MULTI-SECTOR     PHOENIX-     PHOENIX-J.P.     PHOENIX-
                                                              MONEY          FIXED        HOLLISTER   MORGAN RESEARCH  JANUS CORE
                                                             MARKET         INCOME      VALUE EQUITY  ENHANCED INDEX     EQUITY
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------

FROM OPERATIONS
     Net investment income (loss)                        $    276,132    $    69,679    $    (7,399)   $   (10,326)    $   (6,810)
     Net realized gain (loss)                                     -           (2,455)         7,895        (27,466)       (11,798)
     Net unrealized appreciation (depreciation)                   -          (31,276)      (266,216)      (177,195)      (105,743)
                                                         ------------    -----------    -----------    -----------     ----------
     Net increase (decrease) resulting from operations        276,132         35,948       (265,720)      (214,987)      (124,351)
                                                         ------------    -----------    -----------    -----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                  18,462,900        512,028        745,095        217,407        310,142
     Participant transfers                                 (1,168,604)       262,567        423,290        101,549         53,157
     Participant withdrawals                              (21,334,508)      (115,183)       (63,511)       (86,187)       (31,523)
                                                         ------------    -----------    -----------    -----------     ----------
     Net increase (decrease) in net assets resulting
          from participant transactions                    (4,040,212)       659,412      1,104,874        232,769        331,776
                                                         ------------    -----------    -----------    -----------     ----------
     Net increase (decrease) in net assets                 (3,764,080)       695,360        839,154         17,782        207,425
NET ASSETS
     Beginning of period                                   15,860,990        558,391        855,488      1,324,333        725,701
                                                         ------------    -----------    -----------    -----------     ----------
     End of period                                       $ 12,096,910    $ 1,253,751    $ 1,694,642    $ 1,342,115     $  933,126
                                                         ============    ===========    ===========    ===========     ==========

                                                                                                         PHOENIX-
                                                         PHOENIX-JANUS                  PHOENIX-MFS       MORGAN        PHOENIX-
                                                           FLEXIBLE     PHOENIX-JANUS    INVESTORS       STANLEY        OAKHURST
                                                            INCOME         GROWTH       GROWTH STOCK   FOCUS EQUITY     BALANCED
                                                          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT(6)   SUBACCOUNT     SUBACCOUNT
                                                         -------------  -------------   ------------   ------------    ----------
FROM OPERATIONS
     Net investment income (loss)                          $   25,967     $  (31,035)    $      (37)    $   (2,200)    $   24,254
     Net realized gain (loss)                                   6,215        (54,603)            -         (40,194)        31,657
     Net unrealized appreciation (depreciation)                 6,308       (559,869)           114          7,858        (29,998)
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) resulting from operations         38,490       (645,507)            77        (34,536)        25,913
                                                           ----------     ----------     ----------     ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     169,064        469,307             -          11,193        555,615
     Participant transfers                                    157,338        170,044         20,812        (79,908)        88,066
     Participant withdrawals                                  (98,476)      (100,936)            -         (15,619)      (258,587)
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) in net assets resulting
     from participant transactions                            227,926        538,415         20,812        (84,334)       385,094
                                                           ----------     ----------     ----------     ----------     ----------
     Net increase (decrease) in net assets                    266,416       (107,092)        20,889       (118,870)       411,007
NET ASSETS
     Beginning of period                                      580,250      2,206,879             -         194,082      1,734,231
                                                           ----------     ----------     ----------     ----------     ----------
     End of period                                         $  846,666     $2,099,787     $   20,889     $   75,212     $2,145,238
                                                           ==========     ==========     ==========     ==========     ==========


                       See Notes to Financial Statements
                                      SA-5

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)

                                                                                          PHOENIX-       PHOENIX-      PHOENIX-
                                                            PHOENIX-       PHOENIX-       SANFORD        SANFORD        SANFORD
                                                            OAKHURST       OAKHURST      BERNSTEIN      BERNSTEIN      BERNSTEIN
                                                           GROWTH AND      STRATEGIC      GLOBAL         MID-CAP       SMALL-CAP
                                                             INCOME       ALLOCATION       VALUE          VALUE          VALUE
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT(2)   SUBACCOUNT    SUBACCOUNT(1)
                                                           ----------     ----------    ------------    ----------    -------------
FROM OPERATIONS
     Net investment income (loss)                         $   (23,338)   $    13,981     $      131     $     (100)    $       68
     Net realized gain (loss)                                 (63,901)        13,572            111            899            349
     Net unrealized appreciation (depreciation)              (171,117)       (19,108)           315         99,589          6,198
                                                          -----------    -----------     ----------     ----------     ----------
     Net increase (decrease) resulting from operations       (258,356)         8,445            557        100,388          6,615
                                                          -----------    -----------     ----------     ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     491,384        574,414         48,413        152,316         22,844
     Participant transfers                                    631,940        162,788          3,740         74,017        137,052
     Participant withdrawals                                 (360,295)       (30,098)           -          (67,611)           -
                                                          -----------    -----------     ----------     ----------     ----------
     Net increase (decrease) in net assets resulting
     from participant transactions                            763,029        707,104         52,153        158,722        159,896
                                                          -----------    -----------     ----------     ----------     ----------
     Net increase (decrease) in net assets                    504,673        715,549         52,710        259,110        166,511
NET ASSETS
     Beginning of period                                    2,380,237        569,652            -          409,350            -
                                                          -----------    -----------     ----------     ----------     ----------
     End of period                                        $ 2,884,910    $ 1,285,201     $   52,710     $  668,460     $  166,511
                                                          ===========    ===========     ==========     ==========     ==========

                                                                                                                         ALGER
                                                            PHOENIX-       PHOENIX-                                     AMERICAN
                                                             SENECA         SENECA        AIM V.I.                     LEVERAGED
                                                            MID-CAP        STRATEGIC      CAPITAL        AIM V.I.        ALLCAP
                                                             GROWTH          THEME      APPRECIATION      VALUE        PORTFOLIO
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT(4)  SUBACCOUNT(3)   SUBACCOUNT
                                                           ----------     ----------    -------------   ----------     ----------
FROM OPERATIONS
Net investment income (loss)                              $   (25,661)   $   (33,622)    $     (249)    $     (116)    $   (6,627)
Net realized gain (loss)                                      (62,981)       (84,561)         4,966            935        (22,146)
Net unrealized appreciation (depreciation)                   (501,827)      (766,630)        (3,895)        (1,002)       (60,058)
                                                          -----------    -----------     ----------     ----------     ----------
Net increase (decrease) resulting from operations            (590,469)      (884,813)           822           (183)       (88,831)
                                                          -----------    -----------     ----------     ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
Participant deposits                                          431,113        276,360         56,821         32,704        163,493
Participant transfers                                         (27,421)       223,777          1,206         14,205         51,923
Participant withdrawals                                      (142,382)      (145,654)           -              -          (48,697)
                                                          -----------    -----------     ----------     ----------     ----------
Net increase (decrease) in net assets resulting
from participant transactions                                 261,310        354,483         58,027         46,909        166,719
                                                          -----------    -----------     ----------     ----------     ----------
Net increase (decrease) in net assets                        (329,159)      (530,330)        58,849         46,726         77,888
NET ASSETS
Beginning of period                                         2,055,952      2,647,706            -              -          408,338
                                                          -----------    -----------     ----------     ----------     ----------
End of period                                             $ 1,726,793    $ 2,117,376     $   58,849     $   46,726     $  486,226
                                                          ===========    ===========     ==========     ==========     ==========

                                                                                         FEDERATED
                                                          DEUTSCHE VIT    DEUTCHE VIT   FUND FOR U.S.   FEDERATED         VIP
                                                            EAFE(R)       EQUITY 500     GOVERNMENT    HIGH INCOME    CONTRAFUND(R)
                                                          EQUITY INDEX      INDEX      SECURITIES II   BOND FUND II    PORTFOLIO
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           ----------     ----------     ----------     ----------     ----------
FROM OPERATIONS
Net investment income (loss)                               $   (4,073)    $       (7)  $    393,900     $   46,287     $   (2,540)
Net realized gain (loss)                                      (26,082)           -           13,752           (580)       (11,715)
Net unrealized appreciation (depreciation)                    (45,792)            49        405,342        (52,786)       (29,628)
                                                           ----------     ----------   ------------     ----------     ----------
Net increase (decrease) resulting from operations             (75,947)            42        812,994         (7,079)       (43,883)
                                                           ----------     ----------   ------------     ----------     ----------
FROM ACCUMULATION UNIT TRANSACTIONS
Participant deposits                                           29,406            400     15,667,929        200,419         83,530
Participant transfers                                         (45,431)         2,763      2,062,854        159,570         75,301
Participant withdrawals                                        (4,500)           -          (66,759)       (71,638)       (21,729)
                                                           ----------     ----------   ------------     ----------     ----------
Net increase (decrease) in net assets resulting
from participant transactions                                 (20,525)         3,163     17,664,024        288,351        137,102
                                                           ----------     ----------   ------------     ----------     ----------
Net increase (decrease) in net assets                         (96,472)         3,205     18,477,018        281,272         93,219
NET ASSETS
Beginning of period                                           302,948            -          402,093        390,745        278,409
                                                           ----------     ----------   ------------     ----------     ----------
End of period                                              $  206,476     $    3,205   $ 18,879,111     $  672,017     $  371,628
                                                           ==========     ==========   ============     ==========     ==========


                                                                                                                        TEMPLETON
                                                           VIP GROWTH                                   TEMPLETON       DEVELOPING
                                                         OPPORTUNITIES    VIP GROWTH   MUTUAL SHARES      ASSET          MARKETS
                                                           PORTFOLIO       PORTFOLIO     SECURITIES      STRATEGY       SECURITIES
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                           ----------     ----------     ----------     ----------      ----------
FROM OPERATIONS
Net investment income (loss)                                $    (407)     $  (3,339)     $     951      $    (267)     $  (1,066)
Net realized gain (loss)                                       (6,386)       (23,787)        17,146         11,861         47,496
Net unrealized appreciation (depreciation)                      1,949          2,280         (3,461)       (73,003)        (8,666)
                                                            ---------      ---------      ---------      ---------      ---------
Net increase (decrease) resulting from operations              (4,844)       (24,846)        14,636        (61,409)        37,764
                                                            ---------      ---------      ---------      ---------      ---------
FROM ACCUMULATION UNIT TRANSACTIONS
Participant deposits                                           14,225        304,023        131,198          1,000         12,812
Participant transfers                                          30,387        124,514         76,923        (14,404)       (62,916)
Participant withdrawals                                        (1,136)        (9,117)       (27,325)      (125,232)       (11,235)
                                                            ---------      ---------      ---------      ---------      ---------
Net increase (decrease) in net assets resulting
from participant transactions                                  43,476        419,420        180,796       (138,636)       (61,339)
                                                            ---------      ---------      ---------      ---------      ---------
Net increase (decrease) in net assets                          38,632        394,574        195,432       (200,045)       (23,575)
NET ASSETS
Beginning of period                                            16,583         84,627        213,826        502,055        119,648
                                                            ---------      ---------      ---------      ---------      ---------
End of period                                               $  55,215      $ 479,201      $ 409,258      $ 302,010      $  96,073
                                                            =========      =========      =========      =========      =========


                       See Notes to Financial Statements
                                      SA-6

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                  (CONTINUED)


                                                            TEMPLETON    TEMPLETON                   WANGER       WANGER
                                                              GROWTH   INTERNATIONAL  TECHNOLOGY    FOREIGN   INTERNATIONAL
                                                            SECURITIES   SECURITIES   PORTFOLIO      FORTY      SMALL CAP
                                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                           -----------  -----------  -----------  -----------  -----------
FROM OPERATIONS
        Net investment income (loss)                       $    18,555  $    (2,435) $    (8,392) $    (5,726) $   (46,051)
        Net realized gain (loss)                                (1,444)     432,388      (87,270)      27,291    1,645,497
        Net unrealized appreciation (depreciation)             (23,449)    (147,993)    (408,418)    (141,316)  (1,125,612)
                                                           -----------  -----------  -----------  -----------  -----------
        Net increase (decrease) resulting from operations       (6,338)     281,960     (504,080)    (119,751)     473,834
                                                           -----------  -----------  -----------  -----------  -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                   107,147       77,249      197,622       68,675      638,489
        Participant transfers                                   16,455     (333,378)    (116,589)      (1,896)    (591,753)
        Participant withdrawals                                 (9,967)      (2,738)     (39,330)     (10,824)     (59,469)
                                                           -----------  -----------  -----------  -----------  -----------
        Net increase (decrease) in net assets resulting
               from participant transactions                   113,635     (258,867)      41,703       55,955      (12,733)
                                                           -----------  -----------  -----------  -----------  -----------
        Net increase (decrease) in net assets                  107,297       23,093     (462,377)     (63,796)     461,101
NET ASSETS
        Beginning of period                                     74,190      258,559      900,701      458,690    1,339,192
                                                           -----------  -----------  -----------  -----------  -----------
        End of period                                      $   181,487  $   281,652  $   438,324  $   394,894  $ 1,800,293
                                                           ===========  ===========  ===========  ===========  ===========

                                                              WANGER    WANGER U.S.
                                                              TWENTY     SMALL CAP
                                                            SUBACCOUNT   SUBACCOUNT
                                                           -----------  -----------
FROM OPERATIONS
        Net investment income (loss)                       $    (4,912) $   (33,922)
        Net realized gain (loss)                                (1,626)     (18,166)
        Net unrealized appreciation (depreciation)              32,897      296,361
                                                           -----------  -----------
        Net increase (decrease) resulting from operations       26,359      244,273
                                                           -----------  -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    84,571      622,780
        Participant transfers                                   (9,932)     423,403
        Participant withdrawals                                 (9,000)    (168,297)
                                                           -----------  -----------
        Net increase (decrease) in net assets resulting
               from participant transactions                    65,639      877,886
                                                           -----------  -----------
        Net increase (decrease) in net assets                   91,998    1,122,159
NET ASSETS
        Beginning of period                                    283,225    1,967,925
                                                           -----------  -----------
        End of period                                      $   375,223  $ 3,090,084
                                                           ===========  ===========


Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1)  From inception April 2, 2001 to December 31, 2001
(2)  From inception June 11, 2001 to December 31, 2001
(3)  From inception July 3, 2001 to December 31, 2001
(4)  From inception July 11, 2001 to December 31, 2001
(5)  From inception November 7, 2001 to December 31, 2001
(6)  From inception November 15, 2001 to December 31, 2001


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000


                                                                            SENECA                     OAKHURST
                                                             ENGEMANN      MID-CAP      HOLLISTER     GROWTH AND
                                                           NIFTY FIFTY      GROWTH     VALUE EQUITY     INCOME
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $    (21,562) $    (14,745) $     (1,220) $     (6,143)
        Net realized gain (loss)                                 10,464       156,765        62,107         3,671
        Net unrealized appreciation (depreciation)             (419,179)     (248,479)       52,372      (182,917)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations      (430,277)     (106,459)      113,259      (185,389)
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                  1,380,420     1,048,303       406,889     1,318,875
        Participant transfers                                   470,703     1,014,607       262,419     1,156,028
        Participant withdrawals                                (659,162)      (15,797)       (7,430)     (127,857)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                  1,191,961     2,047,113       661,878     2,347,046
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                   761,684     1,940,654       775,137     2,161,657
NET ASSETS
        Beginning of period                                   1,068,004       115,298        80,351       218,580
                                                           ------------  ------------  ------------  ------------
        End of period                                      $  1,829,688  $  2,055,952  $    855,488  $  2,380,237
                                                           ============  ============  ============  ============

                                                             SANFORD                                    DUFF &
                                                            BERNSTEIN      ENGEMANN                  PHELPS REAL
                                                             MID-CAP       CAPITAL       OAKHURST       ESTATE
                                                              VALUE         GROWTH       BALANCED     SECURITIES
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $       (126) $    (40,528) $     18,077  $      3,347
        Net realized gain (loss)                                   (209)      122,777       171,386            68
        Net unrealized appreciation (depreciation)               37,871      (874,092)     (215,259)       19,018
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations        37,536      (791,843)      (25,796)       22,433
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    234,153     3,466,315       963,000        73,399
        Participant transfers                                    80,167       859,882       601,119       141,381
        Participant withdrawals                                  (5,146)     (932,633)     (164,183)       (1,267)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    309,174     3,393,564     1,399,936       213,513
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                   346,710     2,601,721     1,374,140       235,946
NET ASSETS
        Beginning of period                                      62,640     1,569,482       360,091         4,277
                                                           ------------  ------------  ------------  ------------
        End of period                                      $    409,350  $  4,171,203  $  1,734,231  $    240,223
                                                           ============  ============  ============  ============

                                                                                          SENECA       OAKHURST
                                                             ABERDEEN      ABERDEEN     STRATEGIC     STRATEGIC
                                                          INTERNATIONAL    NEW ASIA       THEME       ALLOCATION
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $      5,183  $      4,244  $    (25,603) $      6,086
        Net realized gain (loss)                                708,810          (638)      362,703        55,436
        Net unrealized appreciation (depreciation)             (141,738)      (36,131)     (956,821)      (66,175)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations       572,255       (32,525)     (619,721)       (4,653)
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    650,845       101,661     2,281,873       243,828
        Participant transfers                                (1,348,064)      125,033       677,570       158,986
        Participant withdrawals                                 (63,911)       (5,671)     (128,193)      (23,071)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                   (761,130)      221,023     2,831,250       379,743
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                  (188,875)      188,498     2,211,529       375,090
NET ASSETS
        Beginning of period                                   1,149,167        36,655       436,177       194,562
                                                           ------------  ------------  ------------  ------------
        End of period                                      $    960,292  $    225,153  $  2,647,706  $    569,652
                                                           ============  ============  ============  ============


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)


                                                                           GOODWIN       RESEARCH
                                                             GOODWIN     MULTI-SECTOR    ENHANCED    WANGER U.S.
                                                           MONEY MARKET  FIXED INCOME     INDEX       SMALL CAP
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $    271,767  $     20,672  $     (7,008) $    (13,317)
        Net realized gain (loss)                                    -             112        60,598        61,721
        Net unrealized appreciation (depreciation)                  -          (3,627)     (193,294)      (19,831)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations       271,767        17,157      (139,704)       28,573
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                 16,241,815       238,238       731,743     1,177,068
        Participant transfers                                (1,686,003)      247,205       383,554       649,356
        Participant withdrawals                                (267,339)       (5,037)   (1,303,023)      (72,029)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                 14,288,473       480,406      (187,726)    1,754,395
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                14,560,240       497,563      (327,430)    1,782,968
NET ASSETS
        Beginning of period                                   1,300,750        60,828     1,651,763       184,957
                                                           ------------  ------------  ------------  ------------
        End of period                                      $ 15,860,990  $    558,391  $  1,324,333  $  1,967,925
                                                           ============  ============  ============  ============

                                                              WANGER                      WANGER
                                                          INTERNATIONAL     WANGER       FOREIGN      TEMPLETON
                                                            SMALL CAP       TWENTY        FORTY         GROWTH
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $    (32,239) $     (2,114) $     (3,431) $       (828)
        Net realized gain (loss)                              1,093,209         2,520         4,935        25,136
        Net unrealized appreciation (depreciation)             (577,932)       14,017       (52,559)        1,409
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations       483,038        14,423       (51,055)       25,717
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                  1,070,174       104,066       172,337        15,950
        Participant transfers                                  (377,784)      114,691       305,771        (1,583)
        Participant withdrawals                                  (2,746)       (3,356)       (7,816)       (2,401)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    689,644       215,401       470,292        11,966
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                 1,172,682       229,824       419,237        37,683
NET ASSETS
        Beginning of period                                     166,510        53,401        39,453        36,507
                                                           ------------  ------------  ------------  ------------
        End of period                                      $  1,339,192  $    283,225  $    458,690  $     74,190
                                                           ============  ============  ============  ============

                                                            TEMPLETON                   TEMPLETON       MUTUAL
                                                              ASSET       TEMPLETON     DEVELOPING      SHARES
                                                             STRATEGY   INTERNATIONAL    MARKETS     INVESTMENTS
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $      2,592  $     16,316  $     (1,166) $       (939)
        Net realized gain (loss)                                 30,650       248,448        17,972         2,731
        Net unrealized appreciation (depreciation)              (27,710)      (57,635)      (33,095)       19,496
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations         5,532       207,129       (16,289)       21,288
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    266,577       194,661       120,862        87,085
        Participant transfers                                   223,807      (176,055)       (1,331)       39,416
        Participant withdrawals                                (317,799)     (463,793)       (2,237)         (909)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    172,585      (445,187)      117,294       125,592
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                   178,117      (238,058)      101,005       146,880
NET ASSETS
        Beginning of period                                     323,938       496,617        18,643        66,946
                                                           ------------  ------------  ------------  ------------
        End of period                                      $    502,055  $    258,559  $    119,648  $    213,826
                                                           ============  ============  ============  ============


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)


                                                                                        FEDERATED   FEDERATED HIGH
                                                           EAFE EQUITY     BANKERS      U.S. GOV'T   INCOME BOND
                                                              INDEX      TRUST DOW 30 SECURITIES II    FUND II
                                                            SUBACCOUNT  SUBACCOUNT(1)   SUBACCOUNT    SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $     (2,409) $       (469) $        370  $      1,395
        Net realized gain (loss)                                  4,521         3,757            85           (10)
        Net unrealized appreciation (depreciation)              (41,287)       (7,626)       13,645       (17,176)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations       (39,175)       (4,338)       14,100       (15,791)
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    123,843       411,932       273,786       256,926
        Participant transfers                                   231,748        88,416       110,840       134,999
        Participant withdrawals                                 (18,242)      (27,935)       (6,440)       (6,256)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    337,349       472,413       378,186       385,669
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                   298,174       468,075       392,286       369,878
NET ASSETS
        Beginning of period                                       4,774           -           9,807        20,867
                                                           ------------  ------------  ------------  ------------
        End of period                                      $    302,948  $    468,075  $    402,093  $    390,745
                                                           ============  ============  ============  ============

                                                            FEDERATED                                   JANUS
                                                            U.S. GOV'T   JANUS EQUITY                  FLEXIBLE
                                                               BOND         INCOME     JANUS GROWTH     INCOME
                                                          SUBACCOUNT(2) SUBACCOUNT(3) SUBACCOUNT(4)   SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $      5,396  $       (372) $    (13,406) $     13,922
        Net realized gain (loss)                                    (39)          123        (3,220)           27
        Net unrealized appreciation (depreciation)                7,915       (42,248)     (332,959)        1,409
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations        13,272       (42,497)     (349,585)       15,358
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                     68,368       403,297     1,445,550       418,449
        Participant transfers                                   162,653       382,869     1,177,450       147,883
        Participant withdrawals                                    (515)      (17,968)      (66,536)       (1,440)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    230,506       768,198     2,556,464       564,892
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                   243,778       725,701     2,206,879       580,250
NET ASSETS
        Beginning of period                                         -             -             -             -
                                                           ------------  ------------  ------------  ------------
        End of period                                      $    243,778  $    725,701  $  2,206,879  $    580,250
                                                           ============  ============  ============  ============

                                                                            MORGAN                     ENGEMANN
                                                              MORGAN       STANLEY       BANKERS       SMALL &
                                                             STANLEY      TECHNOLOGY   TRUST NASDAQ    MID-CAP
                                                           FOCUS EQUITY   PORTFOLIO    100 INDEX(R)     GROWTH
                                                          SUBACCOUNT(6) SUBACCOUNT(7) SUBACCOUNT(8)   SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $     (1,998) $    (10,974) $        (73) $       (512)
        Net realized gain (loss)                                     29        (2,805)          (14)            1
        Net unrealized appreciation (depreciation)              (42,016)     (489,413)       (8,560)      (34,190)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations       (43,985)     (503,192)       (8,647)      (34,701)
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    104,405       380,063           -         172,875
        Participant transfers                                   133,662     1,034,553        23,376        81,636
        Participant withdrawals                                     -         (10,723)          -           (12)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    238,067     1,403,893        23,376       254,499
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                   194,082       900,701        14,729       219,798
NET ASSETS
        Beginning of period                                         -             -             -             -
                                                           ------------  ------------  ------------  ------------
        End of period                                      $    194,082  $    900,701  $     14,729  $    219,798
                                                           ============  ============  ============  ============


                       See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)


                                                                                                         ALGER
                                                                                        FIDELITY VIP    AMERICAN
                                                           FIDELITY VIP  FIDELITY VIP      GROWTH      LEVERAGED
                                                            CONTRAFUND      GROWTH     OPPORTUNITIES     ALLCAP
                                                          SUBACCOUNT(9) SUBACCOUNT(10) SUBACCOUNT(11)  SUBACCOUNT
FROM OPERATIONS
        Net investment income (loss)                       $       (523) $       (301) $        (14) $       (943)
        Net realized gain (loss)                                 (1,466)       (1,873)          371        (8,093)
        Net unrealized appreciation (depreciation)                2,089        (8,106)         (730)      (38,310)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) resulting from operations           100       (10,280)         (373)      (47,346)
                                                           ------------  ------------  ------------  ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    187,154        68,407        18,557       275,642
        Participant transfers                                    98,351        28,259        (1,601)      203,755
        Participant withdrawals                                  (7,196)       (1,759)           --       (23,713)
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets resulting
               from participant transactions                    278,309        94,907        16,956       455,684
                                                           ------------  ------------  ------------  ------------
        Net increase (decrease) in net assets                   278,409        84,627        16,583       408,338
NET ASSETS
        Beginning of period                                         -             -             -             -
                                                           ------------  ------------  ------------  ------------
        End of period                                      $    278,409  $     84,627  $     16,583  $    408,338
                                                           ============  ============  ============  ============


Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2000

(1)  From inception January 31, 2000 to December 31, 2000
(2)  From inception February 24, 2000 to December 31, 2000
(3)  From inception March 12, 2000 to December 31, 2000
(4)  From inception January 3, 2000 to December 31, 2000
(5)  From inception March 1, 2000 to December 31, 2000
(6)  From inception January 26, 2000 to December 31, 2000
(7)  From inception January 7, 2000 to December 31, 2000
(8)  From inception September 1, 2000 to December 31, 2000
(9)  From inception June 27, 2000 to December 31, 2000
(10) From inception July 25, 2000 to December 31, 2000
(11) From inception December 5, 2000 to December 31, 2000
(12) From inception August 23, 2000 to December 31, 2000


                        See Notes to Financial Statements
                                      SA-11

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    PHL Variable Accumulation Account (Phoenix Retirement Planner's Edge) (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix") (See Note 9). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust--Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PHL Variable.

------------------------------------------------------------------ ----------------------------------------------------------------
SERIES NAME                                                        INVESTMENT OBJECTIVE
-----------                                                        --------------------

------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Aberdeen International Series                              High total return consistent with reasonable risk.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                   Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                  Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                   Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series (formerly, Phoenix-Bankers          Track the total return of the Dow Jones Industrial
Trust Dow 30 Series)                                               Average(SM) before fund expenses.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series (formerly,             Track the total return of the Nasdaq-100 Index(R) before
fund Phoenix-Bankers Trust Nasdaq-100(R) Series)                   expenses.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                Capital appreciation and income with approximately equal
                                                                   emphasis.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series (see Note 10)               Intermediate and long-term growth of capital, with income
                                                                   as a secondary consideration.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series (see Note 10)                  Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                     Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series (see Note 10)        High total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                High level of current income consistent with capital
                                                                   preservation and liquidity.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                   Long-term total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Hollister Value Equity Series                              Long-term capital appreciation and a secondary investment
                                                                   objective of current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                 High total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Core Equity Series (formerly, Phoenix-Janus          Long-term growth of capital.
Equity Income Series) (see Note 10)
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                               Maximum total return consistent with the preservation of
                                                                   capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Janus Growth Series (see Note 10)                          Long-term capital growth in a manner consistent with the
                                                                   preservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                          Long-term growth of capital and future income rather than
                                                                   current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                 Long-term growth of capital and secondarily to provide
                                                                   reasonable current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-MFS Value Series                                           Capital appreciation and reasonable income.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                         Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Balanced Series (see Note 10)                     Reasonable income, long-term capital growth and
                                                                   conservation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                          Dividend growth, current income and capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series (see Note 10)         High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                      Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

------------------------------------------------------------------ ----------------------------------------------------------------
SERIES NAME                                                        INVESTMENT OBJECTIVE
-----------                                                        --------------------

------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     Long-term capital appreciation with current income as the
                                                                   secondary investment objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                               Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                              Long-term appreciation of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 Growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
AIM V.I. Value Fund                                                Long-term growth of capital.
------------------------------------------------------------------ ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund                             Replicate, before expenses, the performance of the Morgan
                                                                   Stanley Capital International EAFE(R) Index.
------------------------------------------------------------------ ----------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                 Replicate, before expenses, the performance of the Standard
                                                                   & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------ ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II (see Note 10)     Current income.
------------------------------------------------------------------ ----------------------------------------------------------------
Federated High Income Bond Fund II                                 High current income.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                                        Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                                 Capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
VIP Growth Portfolio                                               Capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Mutual Shares Securities Fund                                      Capital appreciation with income as a secondary objective.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Asset Strategy Fund                                      High level of total return.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Developing Markets Securities Fund                       Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton Growth Securities Fund                                   Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Templeton International Securities Fund                            Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Technology Portfolio                                               Long-term capital appreciation.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger Foreign Forty                                               Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger International Small Cap                                     Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger Twenty                                                      Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------
Wanger U.S. Small Cap                                              Long-term capital growth.
------------------------------------------------------------------ ----------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
        Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:

SUBACCOUNT                                                         PURCHASES             SALES
----------                                                         ---------             -----
The Phoenix Edge Series Fund
        Phoenix-Aberdeen International Series                    $ 101,819,236       $ 102,301,371
        Phoenix-Aberdeen New Asia Series                             5,058,029           5,130,497
        Phoenix-Alliance/Bernstein Growth + Value Series(6)             20,675                  24
        Phoenix-Deutsche Dow 30 Series                                 270,946             236,538
        Phoenix-Deutsche Nasdaq-100 Index(R) Series                    409,965             325,186
        Phoenix-Duff & Phelps Real Estate Securities Series            452,764             283,781
        Phoenix-Engemann Capital Growth Series                       1,635,538           1,001,428
        Phoenix-Engemann Nifty Fifty Series                            253,146             397,875
        Phoenix-Engemann Small & Mid-Cap Growth Series               1,319,409           1,156,099
        Phoenix-Federated U.S. Government Bond Series                  201,328             117,031
        Phoenix-Goodwin Money Market Series                        357,559,047         361,322,101
        Phoenix-Goodwin Multi-Sector Fixed Income Series             1,003,117             273,178
        Phoenix-Hollister Value Equity Series                        1,560,858             453,087
        Phoenix-J.P. Morgan Research Enhanced Index Series             752,401             519,965
        Phoenix-Janus Core Equity Series                               577,190             251,853
        Phoenix-Janus Flexible Income Series                           659,741             399,069
        Phoenix-Janus Growth Series                                  1,306,813             799,318
        Phoenix-MFS Investors Growth Stock Series(6)                    20,823                  23
        Phoenix-Morgan Stanley Focus Equity Series                      11,915              98,549
        Phoenix-Oakhurst Balanced Series                               936,840             489,986
        Phoenix-Oakhurst Growth and Income Series                    1,890,883           1,144,430
        Phoenix-Oakhurst Strategic Allocation Series                   959,721             219,553
        Phoenix-Sanford Bernstein Global Value Series(2)                52,805                 349
        Phoenix-Sanford Bernstein Mid-Cap Value Series                 418,894             257,067
        Phoenix-Sanford Bernstein Small-Cap Value Series(1)            263,619             101,695
        Phoenix-Seneca Mid-Cap Growth Series                           875,730             640,396
        Phoenix-Seneca Strategic Theme Series                        1,152,198             761,752

AIM Variable Insurance Funds
        AIM V.I. Capital Appreciation Fund(4)                           68,698               6,122
        AIM V.I. Value Fund(3)                                          48,940               1,226

The Alger American Fund
        Alger American Leveraged AllCap Portfolio                      244,167              67,184

Deutsche Asset Management VIT Funds
        Deutsche VIT EAFE(R) Equity Index Fund                       4,039,864           4,064,515
        Deutsche VIT Equity 500 Index Fund(5)                            3,163                   3

Federated Insurance Series
        Federated Fund for U.S. Government Securities II            26,426,217           8,348,150
        Federated High Income Bond Fund II                             585,129             250,048

Fidelity(R) Variable Insurance Products
        VIP Contrafund(R) Portfolio                                    222,337              79,942
        VIP Growth Opportunities Portfolio                              85,188              42,064
        VIP Growth Portfolio                                           491,970              67,323

Franklin Templeton Variable Insurance Products Trust--Class 2
        Mutual Shares Securities Fund                                  330,996             132,057
        Templeton Asset Strategy Fund                                  228,489             319,888
        Templeton Developing Markets Securities Fund                 6,323,665           6,386,471
        Templeton Growth Securities Fund                             5,090,048           4,955,723
        Templeton International Securities Fund                     73,313,209          73,477,286

The Universal Institutional Funds, Inc.
        Technology Portfolio                                           269,893             237,232

Wanger Advisors Trust
        Wanger Foreign Forty                                         4,958,751           4,826,378
        Wanger International Small Cap                             170,155,050         169,517,084
        Wanger Twenty                                                  129,759              68,835
        Wanger U.S. Small Cap                                        4,768,408           3,923,105

(1)  From inception April 2, 2001 to December 31, 2001
(2)  From inception June 11, 2001 to December 31, 2001
(3)  From inception July 3, 2001 to December 31, 2001
(4)  From inception July 11, 2001 to December 31, 2001
(5)  From inception November 7, 2001 to December 31, 2001
(6)  From inception November 15, 2001 to December 31, 2001

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


     NOTE 4--FINANCIALS HIGHLIGHTS

          A summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                   --------
     THE PHOENIX EDGE SERIES:
     PHOENIX-ABERDEEN INTERNATIONAL SERIES
     Units                                                           604,116
     Unit Value, end of period                                     $1.456656
     Net assets, end of period (thousands)                              $880
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.41%)
     Total return                                                    (25.13%)

     PHOENIX-ABERDEEN NEW ASIA SERIES
     Units                                                            90,485
     Unit Value, end of period                                     $1.889764
     Net assets, end of period (thousands)                              $171
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                1.44%
     Total return                                                     (0.40%)

     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(6)
     Units                                                             9,766
     Unit Value, end of period                                     $2.135425
     Net assets, end of period (thousands)                               $21
     Expenses as a % of average net assets                             1.40% (7)
     Net investment income as a % of average net assets               (0.54%)(7)
     Total return                                                      1.12%

     PHOENIX-DEUTSCHE DOW 30 SERIES
     Units                                                           250,925
     Unit Value, end of period                                     $1.817853
     Net assets, end of period (thousands)                              $456
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (0.65%)
     Total return                                                     (0.73%)

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
     Units                                                           108,370
     Unit Value, end of period                                     $0.759666
     Net assets, end of period (thousands)                               $82
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.40%)
     Total return                                                     (0.73%)

     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
     Units                                                           143,138
     Unit Value, end of period                                     $2.931018
     Net assets, end of period (thousands)                              $420
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                2.96%
     Total return                                                      5.12%

     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Units                                                         2,356,099
     Unit Value, end of period                                     $1.314123
     Net assets, end of period (thousands)                            $3,096
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.34%)
     Total return                                                    (35.51%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     NOTE 4--FINANCIALS HIGHLIGHTS (CONTINUED)
                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                   --------
     PHOENIX-ENGEMANN NIFTY FIFTY SERIES
     Units                                                           824,178
     Unit Value, end of period                                     $1.250112
     Net assets, end of period (thousands)                            $1,030
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.40%)
     Total return                                                    (36.23%)

     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
     Units                                                           298,480
     Unit Value, end of period                                     $1.059865
     Net assets, end of period (thousands)                              $316
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.35%)
     Total return                                                    (27.76%)

     PHOENIX-FEDERATED U.S GOVERNMENT BOND SERIES
     Units                                                           137,013
     Unit Value, end of period                                     $2.337137
     Net assets, end of period (thousands)                              $320
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                3.49%
     Total return                                                      3.54%

     PHOENIX-GOODWIN MONEY MARKET SERIES
     Units                                                         5,579,035
     Unit Value, end of period                                     $2.168280
     Net assets, end of period (thousands)                           $12,097
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                2.42%
     Total return                                                      2.36%

     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
     Units                                                           560,472
     Unit Value, end of period                                     $2.236954
     Net assets, end of period (thousands)                            $1,254
     Expenses as a % of average net assets                              1.40%
     Net investment income as a % of average net assets                 7.56%
     Total return                                                       4.60%

     PHOENIX-HOLLISTER VALUE EQUITY SERIES
     Units                                                            758,399
     Unit Value, end of period                                      $2.234500
     Net assets, end of period (thousands)                             $1,695
     Expenses as a % of average net assets                              1.40%
     Net investment income as a % of average net assets                (0.53%)
     Total return                                                     (19.12%)

     PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
     Units                                                            818,469
     Unit Value, end of period                                      $1.639788
     Net assets, end of period (thousands)                             $1,342
     Expenses as a % of average net assets                              1.40%
     Net investment income as a % of average net assets                (0.72%)
     Total return                                                     (13.14%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     NOTE 4--FINANCIALS HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                   --------
     PHOENIX-JANUS CORE EQUITY SERIES
     Units                                                           613,355
     Unit Value, end of period                                     $1.521347
     Net assets, end of period (thousands)                              $933
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (0.74%)
     Total return                                                    (12.88%)

     PHOENIX-JANUS FLEXIBLE INCOME SERIES
     Units                                                           384,054
     Unit Value, end of period                                     $2.204547
     Net assets, end of period (thousands)                              $847
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                3.45%
     Total return                                                      5.73%

     PHOENIX-JANUS GROWTH SERIES
     Units                                                         1,585,921
     Unit Value, end of period                                     $1.324017
     Net assets, end of period (thousands)                            $2,100
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.40%)
     Total return                                                    (24.92%)

     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(6)
     Units                                                             9,795
     Unit Value, end of period                                     $2.132675
     Net assets, end of period (thousands)                               $21
     Expenses as a % of average net assets                             1.40% (7)
     Net investment income as a % of average net assets               (1.41%)(7)
     Total return                                                      0.40%

     PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES
     Units                                                            51,532
     Unit Value, end of period                                     $1.459537
     Net assets, end of period (thousands)                               $75
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.41%)
     Total return                                                    (16.28%)

     PHOENIX-OAKHURST BALANCED SERIES
     Units                                                           975,269
     Unit Value, end of period                                     $2.199637
     Net assets, end of period (thousands)                            $2,145
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                1.28%
     Total return                                                      1.16%

     PHOENIX-OAKHURST GROWTH AND INCOME SERIES
     Units                                                         1,596,351
     Unit Value, end of period                                     $1.807190
     Net assets, end of period (thousands)                            $2,885
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (0.88%)
     Total return                                                     (9.46%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     NOTE 4--FINANCIALS HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                   --------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
     Units                                                           613,201
     Unit Value, end of period                                     $2.095890
     Net assets, end of period (thousands)                            $1,285
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                1.36%
     Total return                                                      0.44%

     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(2)
     Units                                                            28,363
     Unit Value, end of period                                     $1.858384
     Net assets, end of period (thousands)                               $53
     Expenses as a % of average net assets                             1.40% (7)
     Net investment income as a % of average net assets                3.13% (7)
     Total return                                                      (7.08)

     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
     Units                                                           239,703
     Unit Value, end of period                                     $2.788704
     Net assets, end of period (thousands)                              $668
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (0.02%)
     Total return                                                     21.26%

     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Units                                                            72,989
     Unit Value, end of period                                     $2.281315
     Net assets, end of period (thousands)                              $167
     Expenses as a % of average net assets                             1.40% (7)
     Net investment income as a % of average net assets                0.11% (7)
     Total return                                                     14.07%

     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Units                                                           732,172
     Unit Value, end of period                                     $2.358453
     Net assets, end of period (thousands)                            $1,727
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.40%)
     Total return                                                    (26.34%)

     PHOENIX-SENECA STRATEGIC THEME SERIES
     Units                                                         1,271,858
     Unit Value, end of period                                     $1.664789
     Net assets, end of period (thousands)                            $2,117
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.39%)
     Total return                                                    (28.40%)

     AIM VARIABLE INSURANCE FUNDS:
     AIM V.I. CAPITAL APPRECIATION FUND(4)
     Units                                                            31,828
     Unit Value, end of period                                     $1.848977
     Net assets, end of period (thousands)                               $59
     Expenses as a % of average net assets                             1.40% (7)
     Net investment income as a % of average net assets               (1.42%)(7)
     Total return                                                     (3.68%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     NOTE 4--FINANCIALS HIGHLIGHTS (CONTINUED)

                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                   --------
     AIM VALUE FUND(3)
     Units                                                            24,912
     Unit Value, end of period                                     $1.875662
     Net assets, end of period (thousands)                               $47
     Expenses as a % of average net assets                             1.40% (7)
     Net investment income as a % of average net assets               (0.96%)(7)
     Total return                                                     (8.27%)

     THE ALGER AMERICAN FUND:
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Units                                                           394,059
     Unit Value, end of period                                     $1.233892
     Net assets, end of period (thousands)                              $486
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.41%)
     Total return                                                    (17.12%)

     DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
     DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
     Units                                                           159,472
     Unit Value, end of period                                     $1.294750
     Net assets, end of period (thousands)                              $206
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.40%)
     Total return                                                    (25.75%)

     DEUTSCHE VIT EQUITY 500 INDEX FUND(5)
     Units                                                             1,521
     Unit Value, end of period                                     $2.107747
     Net assets, end of period (thousands)                                $3
     Expenses as a % of average net assets                             1.40% (7)
     Net investment income as a % of average net assets               (1.53%)(7)
     Total return                                                      1.57%

     FEDERATED INSURANCE SERIES:
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
     Units                                                         8,262,753
     Unit Value, end of period                                     $2.284845
     Net assets, end of period (thousands)                           $18,879
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                2.52%
     Total return                                                      5.55%

     FEDERATED HIGH INCOME BOND FUND II
     Units                                                          370,383
     Unit Value, end of period                                    $1.814387
     Net assets, end of period (thousands)                             $672
     Expenses as a % of average net assets                            1.40%
     Net investment income as a % of average net assets               8.00%
     Total return                                                    (0.05%)

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS:
     VIP CONTRAFUND(R) PORTFOLIO
     Units                                                          227,746
     Unit Value, end of period                                    $1.631763
     Net assets, end of period (thousands)                             $372
     Expenses as a % of average net assets                            1.40%
     Net investment income as a % of average net assets              (0.80%)
     Total return                                                   (13.60%)

                              PHOENIX RETIREMENT PLANNER'S EDGE
                              PHL VARIABLE ACCUMULATION ACCOUNT
                                NOTES TO FINANCIAL STATEMENTS

     NOTE 4--FINANCIALS HIGHLIGHTS (CONTINUED)
                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                   --------
     VIP GROWTH OPPORTUNITIES PORTFOLIO
     Units                                                            33,701
     Unit Value, end of period                                     $1.638368
     Net assets, end of period (thousands)                               $55
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.19%)
     Total return                                                    (15.56%)

     VIP GROWTH PORTFOLIO
     Units                                                           352,730
     Unit Value, end of period                                     $1.358549
     Net assets, end of period (thousands)                              $479
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.41%)
     Total return                                                    (18.89%)

     FRANKLIN TEMPLETON VARIABLE INSURANCE
       PRODUCTS TRUST--CLASS 2:
     MUTUAL SHARES SECURITIES FUND
     Units                                                           171,277
     Unit Value, end of period                                     $2.389458
     Net assets, end of period (thousands)                              $409
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets                0.33%
     Total return                                                      5.55%

     TEMPLETON ASSET STRATEGY FUND
     Units                                                           158,302
     Unit Value, end of period                                     $1.907811
     Net assets, end of period (thousands)                              $302
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (0.05%)
     Total return                                                    (11.21%)

     TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     Units                                                            75,374
     Unit Value, end of period                                     $1.274629
     Net assets, end of period (thousands)                               $96
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (0.75%)
     Total return                                                     (9.38%)

     TEMPLETON GROWTH SECURITIES FUND
     Units                                                            79,141
     Unit Value, end of period                                     $2.293204
     Net assets, end of period (thousands)                              $181
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               12.00%
     Total return                                                     (2.69%)

     TEMPLETON INTERNATIONAL SECURITIES FUND
     Units                                                           157,954
     Unit Value, end of period                                     $1.783127
     Net assets, end of period (thousands)                              $282
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (0.24%)
     Total return                                                    (17.18%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     NOTE 4--FINANCIALS HIGHLIGHTS (CONTINUED)
                                                                 PERIOD ENDED
                                                                   12/31/01
                                                                   --------

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
     TECHNOLOGY PORTFOLIO
     Units                                                           614,064
     Unit Value, end of period                                     $0.713809
     Net assets, end of period (thousands)                              $438
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.39%)
     Total return                                                    (49.58%)

     WANGER ADVISORS TRUST:
     WANGER FOREIGN FORTY
     Units                                                           182,905
     Unit Value, end of period                                     $2.159020
     Net assets, end of period (thousands)                              $395
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.14%)
     Total return                                                    (27.65%)

     WANGER INTERNATIONAL SMALL CAP
     Units                                                         1,029,870
     Unit Value, end of period                                     $1.748078
     Net assets, end of period (thousands)                            $1,801
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.49%)
     Total return                                                    (22.29%)

     WANGER TWENTY
     Units                                                           137,153
     Unit Value, end of period                                     $2.735796
     Net assets, end of period (thousands)                              $375
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.42%)
     Total return                                                      7.56%

     WANGER U.S. SMALL CAP
     Units                                                         1,337,069
     Unit Value, end of period                                     $2.311087
     Net assets, end of period (thousands)                            $3,090
     Expenses as a % of average net assets                             1.40%
     Net investment income as a % of average net assets               (1.36%)
     Total return                                                      9.82%























     (1) From inception April 2, 2001 to December 31, 2001
     (2) From inception June 11, 2001 to December 31, 2001
     (3) From inception July 3, 2001 to December 31, 2001
     (4) From inception July 11, 2001 to December 31, 2001
     (5) From inception November 7, 2001 to December 31, 2001
     (6) From inception November 15, 2001 to December 31, 2001
     (7) Annualized

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                SUBACCOUNT
                                         -----------------------------------------------------------------------------------------
                                                                     PHOENIX-                               PHOENIX-
                                                                    ALLIANCE/                  PHOENIX-      DUFF &      PHOENIX-
                                           PHOENIX-     PHOENIX-    BERNSTEIN     PHOENIX-     DEUTSCHE   PHELPS REAL    ENGEMANN
                                           ABERDEEN     ABERDEEN      GROWTH      DEUTSCHE    NASDAQ-100     ESTATE      CAPITAL
                                        INTERNATIONAL   NEW ASIA     + VALUE       DOW 30      INDEX(R)    SECURITIES     GROWTH
                                            SERIES       SERIES     SERIES(6)      SERIES       SERIES       SERIES       SERIES
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period       493,664      118,675            -      238,703       12,796       86,165    2,047,232
Participant deposits                         178,589        1,922            -      110,524      108,599       68,101      547,053
Participant transfers                        (87,997)     938,630        9,766      (65,310)       1,563      (10,214)    (118,662)
Participant withdrawals                       19,860     (968,742)           -      (32,992)     (14,588)        (914)    (119,524)
                                         -----------------------------------------------------------------------------------------
Units outstanding, end of period             604,116       90,485        9,766      250,925      108,370      143,138    2,356,099
                                         =========================================================================================

                                                       PHOENIX-                              PHOENIX-                   PHOENIX-
                                                       ENGEMANN     PHOENIX-     PHOENIX-    GOODWIN       PHOENIX-   J.P. MORGAN
                                          PHOENIX-     SMALL &     FEDERATED     GOODWIN   MULTI-SECTOR   HOLLISTER     RESEARCH
                                          ENGEMANN     MID-CAP        U.S.        MONEY       FIXED         VALUE       ENHANCED
                                        NIFTY FIFTY     GROWTH     GOVERNMENT     MARKET      INCOME        EQUITY       INDEX
                                           SERIES       SERIES    BOND SERIES     SERIES      SERIES        SERIES       SERIES
                                        -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period       933,433      149,815      108,006    7,487,933      261,123      309,690      701,402
Participant deposits                          35,243       19,081        3,538    8,572,078      232,837      312,886      127,031
Participant transfers                        (44,913)     141,732       26,850     (581,495)     119,314      171,046       38,902
Participant withdrawals                      (99,585)     (12,148)      (1,381)  (9,899,481)     (52,802)     (35,223)     (48,866)
                                         -----------------------------------------------------------------------------------------
Units outstanding, end of period             824,178      298,480      137,013    5,579,035      560,472      758,399      818,469
                                         =========================================================================================



                                                                                               PHOENIX-
                                                        PHOENIX-                PHOENIX-MFS     MORGAN                   PHOENIX-
                                           PHOENIX-      JANUS       PHOENIX-    INVESTORS     STANLEY      PHOENIX-     OAKHURST
                                          JANUS CORE    FLEXIBLE      JANUS       GROWTH        FOCUS       OAKHURST    GROWTH AND
                                            EQUITY       INCOME       GROWTH       STOCK        EQUITY      BALANCED      INCOME
                                            SERIES     SERIES(2)      SERIES     SERIES(6)      SERIES       SERIES       SERIES
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period       415,608      278,321    1,251,522         --        111,334      797,598    1,192,616
Participant deposits                         185,066       75,166      318,038         --          7,064      256,325      263,390
Participant transfers                         32,286       75,714       83,056        9,795      (56,350)      38,924      324,249
Participant withdrawals                      (19,605)     (45,147)     (66,695)        --        (10,516)    (117,578)    (183,904)
                                         -----------------------------------------------------------------------------------------
Units outstanding, end of period             613,355      384,054    1,585,921        9,795       51,532      975,269    1,596,351
                                         =========================================================================================


                                                        PHOENIX-     PHOENIX-     PHOENIX-
                                           PHOENIX-     SANFORD      SANFORD      SANFORD      PHOENIX-     PHOENIX-
                                           OAKHURST    BERNSTEIN    BERNSTEIN    BERNSTEIN      SENECA       SENECA      AIM V.I.
                                          STRATEGIC      GLOBAL      MID-CAP     SMALL-CAP     MID-CAP     STRATEGIC     CAPITAL
                                          ALLOCATION     VALUE        VALUE        VALUE        GROWTH       THEME    APPRECIATION
                                            SERIES     SERIES(2)      SERIES     SERIES(1)      SERIES       SERIES      FUND(4)
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period       273,007         --        178,016         --        642,160    1,138,900         --
Participant deposits                         276,598       26,437       59,497       10,355      163,865      139,737       30,939
Participant transfers                         77,753        1,926       30,330       62,634      (24,727)      74,315          889
Participant withdrawals                      (14,157)        --        (28,140)        --        (49,126)     (81,094)
                                         -----------------------------------------------------------------------------------------
Units outstanding, end of period             613,201       28,363      239,703       72,989      732,172    1,271,858       31,828
                                         =========================================================================================


                                                         ALGER                                FEDERATED
                                                        AMERICAN  DEUTSCHE VIT    DEUTSCHE     FUND FOR
                                           AIM V.I.    LEVERAGED    EAFE(R)      VIT EQUITY      U.S.      FEDERATED       VIP
                                            VALUE        ALLCAP      EQUITY      500 INDEX    GOVERNMENT  HIGH INCOME CONTRAFUND(R)
                                           FUND(3)     PORTFOLIO   INDEX FUND     FUND(5)   SECURITIES II BOND FUND II  PORTFOLIO
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period          --        274,312      173,743         --        185,761      215,270      147,433
Participant deposits                          17,188      120,040       21,468          190    7,195,011      109,589       48,903
Participant transfers                          7,724       38,393      (32,917)       1,331      911,554       84,354       44,475
Participant withdrawals                         --        (38,686)      (2,822)        --        (29,573)     (38,830)     (13,065)
                                         -----------------------------------------------------------------------------------------
Units outstanding, end of period              24,912      394,059      159,472        1,521    8,262,753      370,383      227,746
                                         =========================================================================================


                                                                                              TEMPLETON
                                                                      MUTUAL     TEMPLETON    DEVELOPING   TEMPLETON    TEMPLETON
                                          VIP GROWTH                  SHARES       ASSET       MARKETS       GROWTH   INTERNATIONAL
                                        OPPORTUNITIES  VIP GROWTH   SECURITIES    STRATEGY    SECURITIES   SECURITIES   SECURITIES
                                          PORTFOLIO    PORTFOLIO       FUND         FUND         FUND         FUND         FUND
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Units outstanding, beginning of period         8,538       50,531       94,457      233,670       85,067       31,484      120,096
Participant deposits                           8,774      218,378       55,376          532        8,479       46,344       39,583
Participant transfers                         16,942       91,052       33,242      (10,664)      (7,654)       7,492         (481)
Participant withdrawals                         (553)      (7,231)     (11,798)     (65,236)     (10,518)      (6,179)      (1,244)
                                         -----------------------------------------------------------------------------------------
Units outstanding, end of period              33,701      352,730      171,277      158,302       75,374       79,141      157,954
                                         =========================================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS) (CONTINUED)

                                                                     SUBACCOUNT
                                         -------------------------------------------------------------------
                                                         WANGER        WANGER
                                          TECHNOLOGY    FOREIGN    INTERNATIONAL     WANGER     WANGER U.S.
                                          PORTFOLIO      FORTY       SMALL CAP       TWENTY      SMALL CAP
                                         -----------  -----------   -----------   -----------   -----------
Units outstanding, beginning of period       636,279      153,717      595,363      111,360      935,237
Participant deposits                         176,825       23,361      293,592       33,824      285,935
Participant transfers                       (154,762)      10,332      170,987       (4,760)     189,504
Participant withdrawals                      (44,278)      (4,505)     (30,072)      (3,271)     (73,607)
                                         ---------------------------------------------------------------
Units outstanding, end of period             614,064      182,905    1,029,870      137,153    1,337,069
                                         ===============================================================










(1)  From inception April 2, 2001 to December 31, 2001
(2)  From inception June 11, 2001 to December 31, 2001
(3)  From inception July 3, 2001 to December 31, 2001
(4)  From inception July 11, 2001 to December 31, 2001
(5)  From inception November 7, 2001 to December 31, 2001
(6)  From inception November 15, 2001 to December 31, 2001

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .875% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $9,613 and $1,204 during the years ended December 31, 2001 and 2000, respectively.

   PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by Phoenix.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

   On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX.

NOTE 10--PROPOSED FUND CHANGES

   On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three Series of The Phoenix Edge Series Fund into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

   Merging Series                       Surviving Series
   --------------                       ----------------
   Phoenix-Engemann Nifty Fifty Series  Phoenix-Engemann Capital Growth Series
   Phoenix-Janus Core Equity Series     Phoenix-Janus Growth Series
   Phoenix-Oakhurst Balanced Series     Phoenix-Oakhurst Strategic Allocation Series

   If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

   The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

   On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS

   The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS






[LOGO] PRICEWATERHOUSECOOPERS

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Retirement Planner's
  Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Retirement Planner's
Edge) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 22, 2002

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103



-----------------------------------

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2001 AND 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Report of Independent Accountants............................................F-3

Balance Sheets...............................................................F-4

Statements of Income, Comprehensive Income and Equity........................F-5

Statements of Cash Flows.....................................................F-6

Notes to Financial Statements.........................................F-7 - F-21

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
February 5, 2002

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEETS
--------------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                               ------------------------------------
                                                                                    2001                2000
                                                                               ----------------    ----------------
                                                                               (IN THOUSANDS, EXCEPT SHARE DATA)
ASSETS:
Investments:
     Held-to-maturity debt securities, at amortized cost                          $        -          $     13,697
     Available-for-sale debt securities, at fair value                                 786,266             144,217
     Policy loans, at unpaid principal                                                     896                 710
     Short-term investments, at amortized cost                                           3,114                 -
     Other invested assets                                                               2,397               1,618
                                                                               ----------------    ----------------
         Total investments                                                             792,673             160,242
Cash and cash equivalents                                                              171,444              80,779
Accrued investment income                                                                5,787               1,381
Deferred policy acquisition costs                                                      164,987              84,842
Deferred and uncollected premiums                                                        7,605               6,790
Other assets                                                                            22,491               1,942
Goodwill, net                                                                              247                 349
Separate account assets                                                              1,539,476           1,321,582
                                                                               ----------------    ----------------

         Total assets                                                             $  2,704,710        $  1,657,907
                                                                               ================    =================

LIABILITIES:
     Policyholder deposit funds                                                   $    865,970        $    195,393
     Policy liabilities and accruals                                                    47,131              24,062
     Deferred income taxes                                                              27,426               3,784
     Other liabilities                                                                  25,712              18,898
     Separate account liabilities                                                    1,534,345           1,321,582
                                                                               ----------------    ----------------

         Total liabilities                                                           2,500,584           1,563,719
                                                                               ----------------    ----------------
Commitments and contingencies (Note 13)

EQUITY:
     Common stock, $5,000 par value (1,000
         shares authorized, 500 shares issued and outstanding)                           2,500               2,500
     Additional paid-in capital                                                        184,864              79,864
     Retained earnings                                                                  14,803              11,553
     Accumulated other comprehensive income                                              1,959                 271
                                                                               ----------------    ----------------

         Total equity                                                                  204,126              94,188
                                                                               ----------------    ----------------

         Total liabilities and equity                                             $  2,704,710        $  1,657,907
                                                                               ================    ================


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------  ---------------  ---------------
                                                                                    (IN THOUSANDS)
REVENUES:
     Premiums                                                           $   5,129        $   6,168        $   9,838
     Insurance and investment product fees                                 32,379           30,098           20,618
     Net investment income                                                 30,976            9,197            3,871
     Net realized investment (losses) gains                                (1,196)             116               27
                                                                   ---------------  ---------------  ---------------
         Total revenues                                                    67,288           45,579           34,354
                                                                   ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
     Policy benefits and increase in policy liabilities                    39,717           17,056            9,248
     Amortization of deferred policy acquisition costs                      8,477           15,765            4,747
     Other operating expenses                                              15,305           14,006           11,130
                                                                   ---------------  ---------------  ---------------
         Total benefits and expenses                                       63,499           46,827           25,125
                                                                   ---------------  ---------------  ---------------

INCOME (LOSS) BEFORE INCOME TAXES                                           3,789           (1,248)           9,229

Income tax expense (benefit)                                                  539           (1,263)           3,230
                                                                   ---------------  ---------------  ---------------
NET INCOME                                                                  3,250               15            5,999
                                                                   ---------------  ---------------  ---------------

Other comprehensive income (loss), net of income taxes
    Unrealized gain on security transfer from
       held-to-maturity to available-for-sale                                 359              -                -
     Unrealized gains (losses) on securities                                2,155            1,002             (915)
     Unrealized losses on derivatives                                        (334)             -                -
    Reclassification adjustment for net realized
       gains included in net income                                          (492)             (18)              (5)
                                                                   ---------------  ---------------  ---------------
         Total other comprehensive income (loss)                            1,688              984             (920)
                                                                   ---------------  ---------------  ---------------

Comprehensive income                                                        4,938              999            5,079
Capital contributions                                                     105,000           15,000           29,000
                                                                   ---------------  ---------------  ---------------
Net increase in equity                                                    109,938           15,999           34,079
Equity, beginning of year                                                  94,188           78,189           44,110
                                                                   ---------------  ---------------  ---------------
Equity, end of year                                                     $ 204,126        $  94,188        $  78,189
                                                                   ===============  ===============  ================




        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                         FOR THE YEAR ENDED DECEMBER 31,

                                                              ------------------------------------------------------
                                                                   2001               2000                1999
                                                              ---------------    ----------------    ---------------
                                                                                 (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                        $    3,250             $    15         $    5,999

ADJUSTMENTS TO RECONCILE NET INCOME TO NET
     CASH USED FOR OPERATING ACTIVITIES:
Net realized investment losses (gains)                                 1,196                (116)               (27)
Amortization of goodwill                                                 102                 102                102
Deferred income taxes                                                 22,733               3,045              2,883
Increase in accrued investment income                                 (4,406)               (595)              (275)
Increase in deferred policy acquisition costs                        (81,588)            (23,845)           (23,807)
Change in other assets/liabilities                                      (540)             19,447              8,856
                                                              ---------------    ----------------    ---------------

Net cash used for operating activities                               (59,253)             (1,947)            (6,269)
                                                              ---------------    ----------------    ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales:
     Available-for-sale debt securities                               34,165               1,513              5,974
Proceeds from maturities:
     Available-for-sale debt securities                                7,400                 500              5,550
     Held-to-maturity debt securities                                    -                 1,200                -
Proceeds from repayments:
     Available-for-sale debt securities                               95,307              23,123                140
     Held-to-maturity debt securities                                  3,963               3,175                623
Purchase of available-for-sale debt securities                      (740,143)           (110,700)           (33,397)
Purchase of held-to-maturity debt securities                         (22,272)             (7,683)            (7,000)
Increase in policy loans                                                (186)               (188)              (273)
Change in short-term investments, net                                 (3,114)                -                  -
Change in other invested assets                                         (779)               (517)               -
Other, net                                                               -                   -                  (68)
                                                              ---------------    ----------------    ---------------

Net cash used for investing activities                              (625,659)            (89,577)           (28,451)
                                                              ---------------    ----------------    ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from parent                                    105,000              15,000             29,000
Increase in policyholder deposit funds, net of
     interest credited                                               670,577             131,163             24,540
                                                              ---------------    ----------------    ---------------

Net cash provided by financing activities                            775,577             146,163             53,540
                                                              ---------------    ----------------    ---------------

Net change in cash and cash equivalents                               90,665              54,639             18,820
Cash and cash equivalents, beginning of year                          80,779              26,140              7,320
                                                              ---------------    ----------------    ---------------

Cash and cash equivalents, end of year                            $  171,444          $   80,779         $   26,140
                                                              ==============     ===============     ===============
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes (received) paid, net                                 $   (5,357)         $   (2,660)        $    3,338



        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    DESCRIPTION OF BUSINESS

      PHL Variable Insurance Company ("PHL Variable") offers variable, fixed annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. ("PM Holdings"). PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company ("PLIC") (formerly, Phoenix Home Life Mutual Insurance Company).

      PLIC is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). On June 25, 2001 Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company and changed its name to PLIC.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

      VALUATION OF INVESTMENTS

      Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classified its debt securities as either held-to-maturity or available-for-sale investments. Prior to 2001, debt securities held-to-maturity consisted of private placement bonds reported at amortized cost, net of impairments, that management intended and had the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

      In 2001, management decided, as part of Phoenix's conversion to a public company, that held-to-maturity securities should be reclassified to available-for-sale debt securities. See Note 3 - "Investments."

      For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

      Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

      Short-term investments are carried at amortized cost which approximates fair value. Short-term investments consist of interest bearing securities that mature between 91 days and twelve months from date of purchase.

      Other invested assets consist of PHL Variable's interest in the separate accounts and derivatives. Separate account assets are valued at fair value. Derivatives are valued in accordance with Financial Accounting Standards No. 133. See "recent accounting pronouncements" within Note 2.

      Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

      CASH AND CASH EQUIVALENTS

      Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

      DEFERRED POLICY ACQUISITION COSTS

      The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs ("DAC") are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

      For universal life insurance policies and investment type contracts, DAC is amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality and expense margins, and surrender charges based on historical and anticipated experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

      GOODWILL

      Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business. See SFAS No. 142 under "recent accounting pronouncements" for change in accounting policy effective January 1, 2002.

      SEPARATE ACCOUNTS

      Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions. For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

      For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      higher, lower or equal to the guaranteed interest rate. In these separate accounts, realized appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income. Unrealized investment gains and losses in these separate accounts are included as a component of equity, net of deferred income taxes.

      POLICY LIABILITIES AND ACCRUALS

      Future policy benefits are liabilities for life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 5.5% to 6.5%, less administrative and mortality charges in 2001.

      Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

      POLICYHOLDER DEPOSIT FUNDS

      Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 12.0%, less administrative charges in 2001.

      PREMIUM AND FEE REVENUE AND RELATED EXPENSES

      Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products, included in insurance and investment product fees, consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

      REINSURANCE

      PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

      Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

      INCOME TAXES

      For the tax year ended December 31, 2001, PHL Variable is included in the life/non-life consolidated federal income tax return filed by Phoenix. PHL Variable had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). In accordance with an income tax sharing agreement with Phoenix, the provision for federal income taxes is computed as if PHL Variable were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in Phoenix's consolidated federal income tax return. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      EMPLOYEE BENEFIT PLANS

      Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

      Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

      In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

      Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to PHL Variable have been allocated.

      RECENT ACCOUNTING PRONOUNCEMENTS

      Securitized Financial Instruments. Effective April 1, 2001, Phoenix adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine of there has been an other-than-temporary decline in value. PHL Variable had no change in net income as a result of this accounting change.

      Derivative Financial Instruments. Effective January 1, 2001, Phoenix adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities ("SFAS 138"). As amended, SFAS 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings.

      PHL Variable maintains an overall interest rate risk-management strategy that incorporates the use of derivative financial instruments to manage exposure to fluctuations in interest rates. PHL Variable's exposure to interest rate changes primarily results from its commitments to fund interest-sensitive insurance liabilities, as well as from significant holdings of fixed rate investments. PHL Variable uses interest rate swap agreements as part of its interest rate risk-management strategy. To reduce

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      counterparty credit risks and diversify counterparty exposure, PHL Variable enters into derivative contracts only with a number of highly rated financial institutions.

      PHL Variable enters into interest rate swap agreements to reduce market risks from changes in interest rates. PHL Variable does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, PHL Variable exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

      PHL Variable also recognized an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, PHL Variable recognizes the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified as earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the year ended December 31, 2001, PHL Variable also recognized an after-tax gain of $0.3 million (reported as net realized investment gains in the Statements of Income, Comprehensive Income and Equity), which resulted from the termination of interest rate swap contracts designated as hedges of a forecasted transaction. The interest rate swap contracts were determined to no longer be effective hedges.

      In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions. To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

      Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective for July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. PHL Variable recognized $102 thousand in goodwill amortization during 2001.

      The provisions of the SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

      SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in the year of adoption, this step must be measured as of the beginning of the fiscal year. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      completed by the end of a company's fiscal year in the year of adoption. Intangible assets deemed to have an indefinite life will be tested for impairment using a one-step process which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. PHL Variable has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have an impairment charge in 2002.

3.    INVESTMENTS

      Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

      DEBT SECURITIES

      The amortized cost and fair value of investments in debt securities as of December 31, 2001 were as follows:


                                                                       GROSS             GROSS
                                                    AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                      COST             GAINS            LOSSES            VALUE
                                                  --------------   ---------------   --------------   --------------
                                                                           (IN THOUSANDS)

      AVAILABLE-FOR-SALE:
      U.S. government and agency bonds               $    6,379        $      458       $      -        $     6,837
      State and political subdivision bonds              37,039               513             (498)          37,054
      Corporate securities                              181,355             2,669           (1,789)         182,235
      Mortgage-backed and
        asset-backed securities                         558,375             4,316           (2,551)         560,140
                                                  --------------   ---------------   --------------   --------------

      Total                                          $  783,148        $    7,956       $   (4,838)     $   786,266
                                                  ==============   ===============   ==============   ==============


      The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                      GROSS             GROSS
                                                   AMORTIZED        UNREALIZED        UNREALIZED         FAIR
                                                      COST            GAINS             LOSSES           VALUE
                                                 ---------------  ---------------   ---------------  --------------
                                                                          (IN THOUSANDS)
      HELD-TO-MATURITY:

      State and political subdivision bonds          $    1,860        $     236        $     -         $     2,096
      Corporate securities                               11,837              621               (43)          12,415
                                                 ---------------  ---------------   ---------------  --------------

      Total                                          $   13,697        $     857        $      (43)     $    14,511
                                                  ==============   ===============   ==============   ==============

      AVAILABLE-FOR-SALE:

      U.S. government and agency bonds               $    6,468        $     366        $      (12)     $     6,822
      State and political subdivision bonds              10,339               22               (78)          10,283
      Corporate securities                               25,616              165              (880)          24,901
      Mortgage-backed and
        asset-backed securities                         100,974            1,267               (30)         102,211
                                                 ---------------  ---------------   ---------------  --------------

      Total                                          $  143,397        $   1,820        $   (1,000)     $   144,217
                                                  ==============   ===============   ==============   ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                                              AVAILABLE-FOR-SALE
                                                                         AMORTIZED              FAIR
                                                                           COST                VALUE
                                                                      ----------------     ---------------
                                                                                (IN THOUSANDS)

      Due in one year or less                                             $    14,845          $   15,048
      Due after one year through five years                                   167,536             167,922
      Due after five years through ten years                                   33,843              34,832
      Due after ten years                                                       8,549               8,324
      Mortgage-backed and asset-backed securities                             558,375             560,140
                                                                      ----------------     ---------------

      Total                                                               $   783,148          $  786,266
                                                                      ================     ===============

      NET INVESTMENT INCOME

      The components of net investment income for the year ended December 31, were as follows:

                                                                    2001              2000               1999
                                                               ----------------  ----------------   ---------------
                                                                                 (IN THOUSANDS)

      Debt securities                                               $   28,410        $    7,254        $    3,362
      Policy loans                                                          15                12                 7
      Cash, cash equivalents and short-term investments                  2,871             2,049               561
                                                               ---------------   ---------------    --------------

        Sub-total                                                       31,296             9,315             3,930
      Less:  investment expenses                                           320               118                59
                                                               ---------------   ---------------    --------------

      Total net investment income                                   $   30,976        $    9,197        $    3,871
                                                               ===============   ===============    ==============

      INVESTMENT GAINS AND LOSSES

      Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:


                                                                    2001              2000               1999
                                                               ---------------- -----------------   ---------------
                                                                                 (IN THOUSANDS)

       Debt securities                                              $     2,297      $      2,652        $   (2,399)
       DAC                                                               (1,443)           (1,139)              983
       Deferred income tax expense (benefit)                                299               529              (496)
                                                               ---------------- -----------------   ---------------
         Net unrealized investment gains (losses)
           on securities available-for-sale                         $       555      $        984        $     (920)
                                                               ================ =================   ===============

      The amortized cost of debt securities transferred from held-to-maturity to available-for-sale in 2001 was $32.0 million, which resulted in an unrealized gain of $0.4 million after-tax.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Net realized (losses) gains for the year ended December 31, were as follows:

                                                                     2001              2000               1999
                                                               ---------------- -----------------   --------------
                                                                                 (IN THOUSANDS)

     Debt securities                                                $       215        $       67         $      7
     Cash, cash equivalents and short-term investments                       (3)             -                -
     Other invested assets                                               (1,408)               49               20
                                                               ---------------- -----------------   --------------
     Net realized investment (losses) gains
       on securities available-for-sale                             $    (1,196)       $      116         $     27
                                                               ================ =================   ==============

      The proceeds from sales of available-for-sale debt securities for the years ended December 31, were as follows:

                                                                     2001              2000               1999
                                                                --------------- -----------------   ---------------
                                                                                 (IN THOUSANDS)

      Proceeds from disposals                                       $   34,165         $    1,513         $  5,974
      Gross realized gains on sales                                 $      215         $       21         $      7

4.    GOODWILL

      PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.0 million was pushed down to PHL Variable from PM Holdings.

      Goodwill was as follows:


                                                                           DECEMBER 31,
                                                                ------------------------------------
                                                                     2001                2000
                                                                ----------------    ----------------
                                                                          (IN THOUSANDS)

      Goodwill                                                      $      1,020          $    1,020
      Accumulated amortization                                              (773)               (671)
                                                                ----------------    ----------------

      Total goodwill, net                                           $        247          $      349
                                                                ================    ================


5.    DERIVATIVE INSTRUMENTS

      Derivative instruments as of December 31, are summarized below:

                                                              2001
                                                        ----------------
                                                     (DOLLARS IN THOUSANDS)
      ASSET HEDGES

      Interest rate swap:

         Notional amounts                                    $  50,000
         Weighted average received rate                          5.72%
         Weighted average paid rate                              1.86%
         Fair value                                          $   (514)

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.    INCOME TAXES

      A summary of income tax expense (benefit) applicable to income before income taxes for the year ended December 31, was as follows:


                                                                     2001              2000              1999
                                                                 --------------    --------------    --------------
                                                                                  (IN THOUSANDS)

      Income taxes
         Current                                                     $  (22,194)       $   (4,308)        $     347
         Deferred                                                        22,733             3,045             2,883
                                                                 --------------    --------------    --------------
      Total                                                          $      539        $   (1,263)        $   3,230
                                                                 ==============    ==============    ==============


      The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                                   2001                     2000                     1999
                                          -----------------------  ------------------------  ----------------------
                                                                   (DOLLARS IN THOUSANDS)

      Income tax expense (benefit) at
           statutory rate                    $   1,326        35%      $   (437)        35%      $  3,230       35%
      Dividend received deduction and
           tax-exempt interest                    (812)     (21)%          (853)        68%            (1)       -%
      Other, net                                    25         1%            27        (2)%             1        -%
                                          ------------  ---------  ------------   ---------  ------------  --------
      Income tax expense (benefit)           $     539        15%      $ (1,263)       101%      $  3,230       35%
                                          ============  =========  ============   =========  ============  ========


      The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:


                                                                   2001                2000
                                                              ---------------     ---------------
                                                                        (IN THOUSANDS)

      DAC                                                          $   47,150          $   25,084
      Surrender charges                                               (20,034)            (14,715)
      Unearned premium/deferred revenue                                  (806)               (296)
      Investments                                                      (1,229)                 93
      Future policyholder benefits                                        684               2,033
      Net operating loss carryforward                                     -                (8,373)
      Other                                                               607                (187)
                                                              ---------------     ---------------
                                                                       26,372               3,639
      Net unrealized investment gains                                   1,054                 145
                                                              ---------------     ---------------

      Deferred income tax liability, net                          $    27,426          $    3,784
                                                              ===============     ===============

      Gross deferred income tax assets totaled $22.1 million and $23.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $49.5 million and $27.4 million at December 31, 2001 and 2000, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2001 and 2000, will be realized.

      PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax examinations.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.    COMPREHENSIVE INCOME

      The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:


                                                                      2001              2000              1999
                                                                 ---------------   ---------------   ---------------
                                                                                   (IN THOUSANDS)

      Unrealized gains (losses) on securities
         available-for-sale:
      Before-tax amount                                               $    3,316        $    1,540        $   (1,409)
      Income tax expense (benefit)                                         1,161               538              (494)
                                                                 ---------------   ---------------   ---------------
      Total                                                                2,155             1,002              (915)
                                                                 ---------------   ---------------   ---------------

      Reclassification adjustment for net gains
         realized in net income:
      Before-tax amount                                                     (757)              (27)               (7)
      Income tax benefit                                                    (265)               (9)               (2)
                                                                 ---------------   ---------------   ---------------
      Total                                                                 (492)              (18)               (5)
                                                                 ---------------   ---------------   ---------------

      Net unrealized gains (losses) on securities
         available-for-sale:
      Before-tax amount                                                    2,559             1,513            (1,416)
      Income tax expense (benefit)                                           896               529              (496)
                                                                 ---------------   ---------------   ---------------
      Total                                                           $    1,663        $      984        $     (920)
                                                                 ===============   ===============   ===============

      Unrealized gains on security transfer
         from held-to-maturity to available-for-sale:
      Before-tax amount                                               $      552        $      -          $      -
      Income tax expense                                                     193               -                 -
                                                                 ---------------   ---------------   ---------------
      Total                                                           $      359        $      -          $      -
                                                                 ===============   ===============   ===============

      Unrealized losses on derivatives:
      Before-tax amount                                               $    (514)       $      -           $      -
      Income tax benefit                                                   (180)              -                  -
                                                                 ---------------   ---------------   ---------------
      Total                                                           $    (334)       $     -            $    -
                                                                 ===============   ===============   ===============

      The following table summarizes accumulated other comprehensive income
      (loss) balances:

                                                                             DECEMBER 31,

                                                                  ------------------------------------
                                                                       2001                 2000
                                                                  ----------------     ---------------
                                                                            (IN THOUSANDS)

      Accumulated other comprehensive income (loss)
         on securities available-for-sale:
      Balance, beginning of year                                         $     271          $     (713)
      Change during period                                                   1,688                 984
                                                                  ----------------     ---------------
      Balance, end of year                                               $   1,959            $    271
                                                                  ================     ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.    REINSURANCE

      PHL Variable cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, PHL Variable remains liable. PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,555 thousand, $1,185 thousand and $1,114 thousand, less claims of $1,971 thousand, $188 thousand and $22 thousand for the year ended December 31, 2001, 2000 and 1999, respectively.

      In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.2 billion of net insurance in force, including $10.2 billion of direct in force less $9.0 billion of reinsurance ceded as of December 31, 2001. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. Reinsurance recoverables as of December 31, 2001 and 2000 were $1.8 million and $1.3 million, respectively. Approximately $4.3 million and $5.6 million of claims were recovered in 2001 and 2000.

      For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2001 and 2000. There were no claims recovered as of December 31, 2001 and 2000.

9.    RELATED PARTY TRANSACTIONS

      Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $47.0 million, $34.3 million and $22.0 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to Phoenix were $4.9 million and $15.8 million as of December 31, 2001 and 2000, respectively.

      Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.3 million, $2.1 million and $2.2 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to the affiliated investment advisors were $39 thousand and $19 thousand, as of December 31, 2001 and 2000, respectively.

      Phoenix Equity Planning Corporation ("PEPCO"), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. PHL Variable incurred commissions for contracts underwritten by PEPCO of $32.4 million, $20.0 million and $9.8 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to PEPCO were $1.2 million and $2.4 million, as of December 31, 2001 and 2000, respectively.

      Phoenix pays commissions to producers who sell non-registered life and annuity products offered by Phoenix Life and Annuity. Commissions paid by Phoenix on behalf of Phoenix Life and Annuity were $9.2 million, $8.5 million and $6.0 million for the years ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to Phoenix were $1.3 million and $0.3 million as of December 31, 2001 and 2000, respectively.

      WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $0.7 million, $2.6 million and $2.6 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to PHL Associates were $162 thousand and $41 thousand, as of December 31, 2001 and 2000, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.   DEFERRED POLICY ACQUISITION COSTS

      The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                                                     2001                2000
                                                                                ---------------     ---------------
                                                                                          (IN THOUSANDS)

      Balance at beginning of year                                                  $    84,842          $   62,136
      Acquisition cost deferred                                                          90,065              39,610
      Amortized to expense during the year                                               (8,477)            (15,765)
      Adjustment to net unrealized investment
            losses included in other comprehensive income                                (1,443)             (1,139)
                                                                                ---------------     ---------------

      Balance at end of year                                                        $   164,987          $   84,842
                                                                                ===============     ===============

11.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

      Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

      CASH AND CASH EQUIVALENTS

      The carrying value of cash and cash equivalents approximates fair value.

      SHORT-TERM INVESTMENTS

      The carrying value of short-term investments approximates fair value.

      DEBT SECURITIES

      Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

      DERIVATIVE INSTRUMENTS

      PHL Variable's derivative instruments include interest rate swaps. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

      POLICY LOANS

      Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      variable policy loan rate. Variable policy loans have an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

      INVESTMENT CONTRACTS

      The fair value of deferred accumulation annuities without life contingencies with a guarantee of one year or less than one year is valued at the amount of the policy reserve. In determining the fair value of the contracts with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate plus 150 basis points was used to determine the present value of the projected account value of the policy at the end of the guarantee period.

      FAIR VALUE SUMMARY

      The estimated fair values of the financial instruments as of December 31 were as follows:


                                                            2001                                2000
                                              ----------------------------------  ----------------------------------
                                                 CARRYING            FAIR            CARRYING             FAIR
                                                  VALUE              VALUE             VALUE             VALUE
                                              ---------------   ----------------  ----------------   ---------------
                                                                         (IN THOUSANDS)

      FINANCIAL ASSETS:

      Cash and cash equivalents                   $   171,444        $   171,444       $    80,779       $    80,779
      Short-term investments                            3,114              3,114               -                 -
      Debt securities                                 786,266            786,266           157,914           158,728
      Derivative instruments                             (514)              (514)              -                 -
      Policy loans                                        896                896               710               710
                                              ---------------   ----------------  ----------------   ---------------
      Total financial assets                      $   961,206        $   961,206       $   239,403       $   240,217
                                              ===============   ================  ================   ===============
      FINANCIAL LIABILITIES:

      Investment contracts                        $   865,970        $   866,465       $   195,393       $   195,393
                                              ---------------   ----------------  ----------------   ---------------
      Total financial liabilities                 $   865,970        $   866,465       $   195,393       $   195,393
                                              ===============   ================  ================   ===============

12.   STATUTORY FINANCIAL INFORMATION

      The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2001, 2000 and 1999. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                 2001                2000                1999
                                                            ---------------     ---------------     ---------------
                                                                                (IN THOUSANDS)

      Statutory net income                                       $  (45,648)         $  (40,129)         $   (1,655)
      DAC, net                                                       81,589              23,845              24,466
      Future policy benefits                                        (20,013)             19,615             (13,826)
      Deferred income taxes                                         (22,136)             (3,641)             (2,883)
      Net investment income                                           7,085                -                   -
      Realized gains                                                  2,149                -                   -
      Other, net                                                        224                 325                (103)
                                                            ---------------     ---------------     ---------------

      Net income, as reported                                    $    3,250          $       15          $    5,999
                                                            ===============     ===============     ===============


      The following reconciles the statutory surplus and asset valuation reserve ("AVR") of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                2001                 2000
                                           ----------------     ---------------
                                                     (IN THOUSANDS)

      Statutory surplus and AVR                 $   102,016          $   41,847
      DAC, net                                      166,836              85,247
      Future policy benefits                        (42,885)            (29,336)
      Investment valuation allowances                 1,597                 459
      Deferred income taxes                         (28,756)             (4,379)
      Other, net                                      5,318                 350
                                           ----------------     ---------------

      Equity, as reported                       $   204,126          $   94,188
                                           ================     ===============

      The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2001 without prior approval is subject to restrictions relating to statutory surplus.

      In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

      The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased PHL Variable's statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

13.   COMMITMENTS AND CONTINGENCIES

      In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies


                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000.*


                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Form N-4 Registration Statement (File No. 33-87376) Pre-Effective Amendment No. 1, filed via Edgar on July 20, 1995.

               (4)  Form of Variable Annuity Contract (Retirement Planner's
                    Edge) is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

               (5) Form of Application (Retirement Planner's Edge) is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed on December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  Written Opinion and Consent of Richard J. Wirth, Esq.*


               (10) (a)  Consent of PricewaterhouseCoopers LLP*

                    (b)  Consent of Brian A. Giantonio, Esq.*


               (11) Not Applicable.

(12)  Not Applicable.

(13)  (a)   Explanation of Yield and Effective Yield Calculation is
            incorporated by reference to Registrant's Form N-4 (File No.
            33-87376) Post-Effective Amendment No. 1, filed via Edgar on April
            19, 1996.

      (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.


-----------------
*Filed herewith.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


NAME                                  POSITION
----                                  --------
Robert W. Fiondella*                  Director
Michael J. Gilotti***                 Director and Senior Vice President
Louis J. Lombardi*                    Senior Vice President
Robert E. Primmer***                  Director and Senior Vice President
Simon Y. Tan*                         Director and President
Christopher M. Wilkos**               Senior Vice President
Dona D. Young*                        Director

  * The business address of this individual is One American Row, Hartford, CT ** The business address of this individual is 56 Prospect Street, Hartford, CT
*** The business address of this individual is 38 Prospect Street, Hartford, CT


ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2002 there were 5,609 contract owners.


ITEM 28.  INDEMNIFICATION


    Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

    Article III, Section 14 of the By-laws of the Company provides that: "Each Director, officer or employee of the Company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


         NAME                                    POSITION
         ----                                    --------
         Stephen D. Gresham*                     Executive Vice President, Chief Sales and Marketing Officer
         Michael E. Haylon*                      Director
         Philip R. McLoughlin*                   Director and Chairman
         William R. Moyer*                       Director, Executive Vice President, Chief Financial Officer and Treasurer
         John F. Sharry*                         President, Private Client Group

         * The business address of this individual is 56 Prospect Street, Hartford, CT

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 2002.


                        PHL VARIABLE INSURANCE COMPANY

                        By:  *Simon Y. Tan
                              --------------------------------------------
                              Simon Y. Tan
                              President

                        PHL VARIABLE ACCUMULATION ACCOUNT

                        By:  *Simon Y. Tan
                              --------------------------------------------
                              Simon Y. Tan
                              President


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of April, 2002.


       SIGNATURE                                TITLE
       ---------                                -----

--------------------------------                Director
*Robert W. Fiondella

--------------------------------                Director
Michael J. Gilotti

--------------------------------                Director, Senior Vice President
Robert E. Primmer

/s/ Simon Y. Tan                                Director, President
--------------------------------

Simon Y. Tan


--------------------------------                Director
*Dona D. Young

By:/s/ Simon Y. Tan
   -----------------------------------
*Simon Y. Tan, as Attorney-in-Fact pursuant to Powers of Attorney, filed previously.




                                      S-1